UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23028

                     WINTON DIVERSIFIED OPPORTUNITIES FUND
               (Exact name of registrant as specified in charter)
                                    ________

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                Oaks, PA  19456
                     (Name and address of agent for service)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  1-866-330-9999

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2017

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2017

ITEM 1.    REPORTS TO STOCKHOLDERS.

[WINTON LOGO]









                     Winton Diversified Opportunities Fund
                                 Annual Report
                                October 31, 2017

[WINTON LOGO]
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Information ..........................................................    1
Letter to Shareholders ....................................................    2
Growth of a $10,000 Investment ............................................    4
Consolidated Schedule of Investments ......................................    5
Consolidated Statement of Assets and Liabilities ..........................   30
Consolidated Statement of Operations ......................................   31
Consolidated Statements of Changes in NetAssets ...........................   32
Consolidated Financial Highlights .........................................   33
Notes to the Consolidated Financial Statements ............................   34
Report of Independent Registered Public Accounting Firm ...................   55
Trustees and Officers of the Fund .........................................   56
Approval of Investment Advisory Agreement .................................   60
Notice to Shareholders ....................................................   64

The Fund files its complete consolidated schedule of investments of fund holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days of the period end. The Fund's N-Q forms are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-866-330-9999; and (ii) on the SEC's website at http://www.sec.gov.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

[WINTON LOGO]
--------------------------------------------------------------------------------

FUND INFORMATION
For the year ended October 31, 2017

REGISTERED OFFICE                          P.O. Box 588
                                           Portland, ME 04112

ADVISER                                    Winton Capital US LLC
                                           313 Park Avenue South
                                           New York, NY 10010

DISTRIBUTOR                                SEI Investments Distribution Co.
                                           One Freedom Valley Drive
                                           Oaks, PA 19456

ADMINISTRATOR                              SEI Investments Global Funds Services
                                           One Freedom Valley Drive
                                           Oaks, PA 19456

LEGAL COUNSEL                              Morgan, Lewis & Bockius LLP
                                           1701 Market Street
                                           Philadelphia, PA 19103-2921

CUSTODIAN                                  The Bank of New York Mellon
                                           101 Barclay Street
                                           NewYork, NY 10286


TRANSFER AGENT                             Atlantic Shareholder Services, LLC
                                           Three Canal Plaza
                                           Portland, ME 04101

PRIME BROKER                               Morgan Stanley & Co., LLC
                                           One NewYork Plaza
                                           New York, NY 10004

INDEPENDENT REGISTERED                     KPMG LLP
PUBLICA CCOUNTING FIRM                     1601 Market Street
                                           Philadelphia, PA 19103

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended
                                           October 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Performance Summary

The Winton Diversified Opportunities Fund's net asset value per share rose by 3.60% between November 1, 2016 and October 31, 2017. For comparison, the HFRX Global Hedge Fund Index gained 6.98% and 3-month USD LIBOR returned 1.17% over the same period.

Portfolio Review

Winton Diversified Opportunities Fund (the "Fund") follows the Winton Diversified Program (Enhanced) (the "Program"), a systematic investment approach where decisions are driven by statistical inference based on the empirical analysis of data, rather than instinct or intuition. The Program is operated as an automated, computer-based system that uses leverage to invest long and short, across global futures, forwards and single-stock equities.

Fund performance was driven by long positions in stock indices throughout the review period. Global equities rose for 12 consecutive months, with the S&P 500 breaking through 2,500 for the first time, and the Nikkei 225 reaching its highest level in more than 20 years. This trend played out against the backdrop of generally positive economic data, earnings growth and hopes that President Donald Trump would deliver on his promised US tax reform. The S&P 500, the NASDAQ and the Eurostoxx 50 were the top individual contributors to returns in the portfolio.

Single-stock equity systems and soft commodities also added value. In single-stock equities, the Fund benefited from positioning in the information technology sector, which outperformed over the course of the 12 months as mega-cap technology stocks continued to drive the US market to new highs. Both the crops and livestock sectors were profitable in soft commodities; particularly the corn and live cattle markets, where the Program mostly maintained short and long positions, respectively.

The Program fared less well in the other commodities sectors. Energies, in particular, reduced the Fund's profits, with losses across the sector. Oil prices continued to build on their 2016 recovery, with Brent ending the period above $60 a barrel for the first time since July 2015. It was gold, however, that was the top individual detractor from performance. The Program's short position in the precious metal lost money during price rises over the summer, then turned long before prices fell in September and October.

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended
                                           October 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS (continued)

The fixed income and currencies sectors proved challenging too. The Fund was on the wrong side of moves in longer-dated US Treasury and eurodollar futures over the review period, and the British pound detracted from returns as its downwards trend versus the US dollar reversed. Positioning in shorter-dated US Treasury futures and the Swiss franc helped reduce these losses.

Winton's business is grounded in the belief that the scientific method can be profitably applied to the field of investing. The Program is therefore backed by Winton's overarching research process, which seeks improvements across the investment process. Research incorporated into the Program over the review period included new long-short equity systems.

Winton will continue to seek returns that are in line with the stated investment objective by building intelligent, long-term investment systems that evolve as markets change.

Sincerely,

Winton Capital US LLC ("Winton")






                        DEFINITION OF COMPARATIVE INDEX
                        -------------------------------

THE HFRX GLOBAL HEDGE FUND INDEX is designed to be representative of the overall composition of the hedge fund universe.

THE 3-MONTH USD LIBOR interest rate is the average interest rate at which a panel of banks in London borrow US dollar funds from one another with a maturity of three months.

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

                                        ----------------------------------------
                                               Average Annual Total Return+
                                        ----------------------------------------
                                                                  Annualized
                                         One Year Return      Inception to Date*
                                        ----------------------------------------
Winton Diversified Opportunities Fund,
  Class I shares                              3.60%                -3.26%
                                        ----------------------------------------
HFRX Global Hedge Fund Index                  6.98%                 3.35%
                                        ----------------------------------------

                 [LINE GRAPH OMITTED - PLOT POINTS AS FOLLOWS]

Initial Investment Date           9/30/15  10/31/15  1/31/16   4/30/16   7/31/16   10/31/16   1/31/17   4/30/17   7/31/17  10/31/17
------------------------------------------------------------------------------------------------------------------------------------
Winton Diversified Opportunities,
   I Class                        $10,000   $9,735   $9,982    $9,382     $9,620     $9,009    $8,869    $9,004    $8,825    $9,333
HFRX Global Hedged Fund Index     $10,000  $10,146   $9,664    $9,793   $10,000     $10,014   $10,239   $10,401   $10,545   $10,713



* THE WINTON DIVERSIFIED OPPORTUNITIES FUND COMMENCED OPERATIONS ON SEPTEMBER 30, 2015.
+ IF THE ADVISER HAD NOT WAIVED A PORTION OF ITS FEE AND/OR REIMBURSED OTHER EXPENSES, THE FUND'S TOTAL RETURN MAY HAVE BEEN LOWER.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.

THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX. SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 3.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
U.S.TREASURY OBLIGATIONS--52.3%
--------------------------------------------------------------------------------
                                                    FACE AMOUNT          VALUE
                                                        $                  $
                                                    -----------          -----
 U.S.Treasury Notes
      2.875%,03/31/18                                1,000,000         1,006,562
      1.375%,09/30/18                                1,000,000           998,906
      1.375%,07/31/19                                1,000,000           996,523
      1.250%,01/31/19                                1,000,000           996,602
      1.000%,05/31/18                                2,000,000         1,996,251
      0.750%,10/31/18                                2,000,000         1,985,234
                                                                       ---------
 Total U.S. Treasury Obligations
    (Cost $7,987,987)                                                  7,980,078
                                                                       ---------
 Total Investments--52.3%
    (Cost$7,987,987)                                                   7,980,078
                                                                       =========

Below is a list of open equity swap contracts held by the Fund at October 31, 2017. All equity swap contracts are held with one counterparty, Morgan Stanley and have monthly payment frequencies.

------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                    FUND PAYS/        TERMINATION       SHARES        NOTIONAL         UNREALIZED
                                               (RECEIVES)            DATE                         AMOUNT/        APPRECIATION/
                                                                                                   VALUE        (DEPRECIATION)
                                                                                                     $                $
------------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Group NV                            EONIA-1D-0.36%         06/21/19          41           1,266              --
Acerinox SA                                  EONIA-1D-0.36%         06/21/19         414           5,949              --
Aegon NV                                     EONIA-1D-0.36%         06/21/19         206           1,216              --
Ageas                                        EONIA-1D-0.36%         06/21/19          25           1,213              --
Air Liquide SA                               EONIA-1D-0.36%         06/21/19          89          11,332              --
Akzo Nobel NV                                EONIA-1D-0.36%         06/21/19         114          10,324              --
Allianz SE                                   EONIA-1D-0.36%         06/21/19           5           1,161              --
Arcelor Mittal                               EONIA-1D-0.36%         06/21/19         222           6,366              --
Arkema SA                                    EONIA-1D-0.36%         06/21/19          90          11,370              --
Assicurazioni Generali SpA                   EONIA-1D-0.36%         06/21/19          65           1,184              --
AXA SA                                       EONIA-1D-0.36%         06/21/19          40           1,208              --
Banco Bilbao Vizcaya Argentaria SA           EONIA-1D-0.36%         06/21/19         131           1,147              --
Banco de Sabadell SA                         EONIA-1D-0.36%         06/21/19         536           1,073              --
Banco Santander SA                           EONIA-1D-0.36%         06/21/19         176           1,194              --
Bankia SA                                    EONIA-1D-0.36%         06/21/19         235           1,122              --
BASF SE                                      EONIA-1D-0.36%         06/21/19         104          11,342              --
BNP Paribas SA                               EONIA-1D-0.36%         06/21/19          15           1,171              --
CaixaBank SA                                 EONIA-1D-0.36%         06/21/19         229           1,072              --
CNP Assurances                               EONIA-1D-0.36%         06/21/19          49           1,140              --
Commerzbank AG                               EONIA-1D-0.36%         06/21/19          93           1,275              --
Credit Agricole SA                           EONIA-1D-0.36%         06/21/19          67           1,169              --
Deutsche Bank AG                             EONIA-1D-0.36%         06/21/19          67           1,089              --


                    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                                 5


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                    FUND PAYS/          TERMINATION       SHARES        NOTIONAL           UNREALIZED
                                               (RECEIVES)              DATE                         AMOUNT/          APPRECIATION/
                                                                                                    VALUE            (DEPRECIATION)
                                                                                                      $                   $
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Lufthansa AG                        EONIA-1D-0.36%           06/21/19          50           1,596                --
Deutsche Wohnen SE                           EONIA-1D-0.36%           06/21/19          28           1,193                --
Electricite de France SA                     EONIA-1D-0.36%           06/21/19         111           1,453                --
Eurazeo SA                                   EONIA-1D-0.36%           06/21/19          14           1,302                --
Evonik Industries AG                         EONIA-1D-0.36%           06/21/19         301          10,968                --
Fiat Chrysler Automobiles NV                 EONIA-1D-0.36%           06/21/19         114           1,971                --
FUCHS PETROLUB SE                            EONIA-1D-0.36%           06/21/19         193          10,836                --
Gecina SA                                    EONIA-1D-0.36%           06/21/19           7           1,136                --
Hannover Rueck SE                            EONIA-1D-0.36%           06/21/19          11           1,379                --
Heidelberg Cement AG                         EONIA-1D-0.36%           06/21/19          12           1,223                --
Hermes International                         EONIA-1D-0.36%           06/21/19          30          15,571                --
HUGO BOSS AG                                 EONIA-1D-0.36%           06/21/19         177          15,844                --
Iberdrola SA                                 EONIA-1D-0.36%           06/21/19         145           1,172                --
ING Groep NV                                 EONIA-1D-0.36%           06/21/19          65           1,201                --
Intesa Sanpaolo SpA                          EONIA-1D-0.36%           06/21/19         725           2,360                --
K+S AG                                       EONIA-1D-0.36%           06/21/19          46           1,116                --
KBC Group NV                                 EONIA-1D-0.36%           06/21/19          14           1,163                --
Kering                                       EONIA-1D-0.36%           06/21/19          37          16,961                --
Koninklijke DSM NV                           EONIA-1D-0.36%           06/21/19         135          11,518                --
LANXESS AG                                   EONIA-1D-0.36%           06/21/19         143          11,175                --
LVMH Moet Hennessy Louis Vuitton SE          EONIA-1D-0.36%           06/21/19          58          17,304                --
Mapfre SA                                    EONIA-1D-0.36%           06/21/19         321           1,050                --
Mediobanca SpA                               EONIA-1D-0.36%           06/21/19         113           1,239                --
Muenchener Rueckversicherungs-
 Gesellschaft AG                             EONIA-1D-0.36%           06/21/19           5           1,119                --
Natixis SA                                   EONIA-1D-0.36%           06/21/19         158           1,239                --
NN Group NV                                  EONIA-1D-0.36%           06/21/19          29           1,215                --
OCI NV                                       EONIA-1D-0.36%           06/21/19         467          11,079                --
Poste Italiane SpA                           EONIA-1D-0.36%           06/21/19         162           1,184                --
Raiffeisen Bank International AG             EONIA-1D-0.36%           06/21/19          40           1,394                --
Repsol SA                                    EONIA-1D-0.36%           06/21/19          70           1,312                --
Salzgitter AG                                EONIA-1D-0.36%           06/21/19         129           6,238                --
SCOR SE                                      EONIA-1D-0.36%           06/21/19          27           1,121                --
Societe Generale SA                          EONIA-1D-0.36%           06/21/19          20           1,114                --
Solvay SA                                    EONIA-1D-0.36%           06/21/19          78          11,590                --
Symrise AG                                   EONIA-1D-0.36%           06/21/19         141          10,974                --
Telecom Italia SpA                           EONIA-1D-0.36%           06/21/19       1,485           1,056                --
thyssenkrupp AG                              EONIA-1D-0.36%           06/21/19         187           4,990                --
Umicore SA                                   EONIA-1D-0.36%           10/03/19         270          12,070                --
UnipolSai Assicurazioni SpA                  EONIA-1D-0.36%           06/21/19         509           1,160                --
UPM-Kymmene OYJ                              EONIA-1D-0.36%           06/21/19          42           1,262                --
voestalpine AG                               EONIA-1D-0.36%           06/21/19         146           8,034                --
Volkswagen AG                                EONIA-1D-0.36%           06/21/19           7           1,300                --
3M Co                                        FEDEF-1D1.16%            10/03/19         107          24,630                --
AbbVie Inc                                   FEDEF-1D1.16%            10/03/19         279          25,180                --


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                                      6


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                    FUND PAYS/          TERMINATION        SHARES          NOTIONAL           UNREALIZED
                                               (RECEIVES)              DATE                           AMOUNT/          APPRECIATION/
                                                                                                       VALUE          (DEPRECIATION)
                                                                                                         $                   $
------------------------------------------------------------------------------------------------------------------------------------
Acadia Realty Trust                          FEDEF-1D1.16%           10/03/19           262             7,375                --
Accenture PLC                                FEDEF-1D1.16%           10/03/19            20             2,847                --
Activision Blizzard Inc                      FEDEF-1D1.16%           10/03/19           605            39,621                --
Adobe Systems Inc                            FEDEF-1D1.16%           10/03/19           249            43,615                --
Advanced Micro Devices Inc                   FEDEF-1D1.16%           10/03/19            75              824                 --
AES Corp                                     FEDEF-1D1.16%           10/03/19           829             8,812                --
Aetna Inc                                    FEDEF-1D1.16%           10/03/19           343            58,320                --
Affiliated Managers Group Inc                FEDEF-1D1.16%           10/03/19            22             4,103                --
AGCO Corp                                    FEDEF-1D1.16%           10/03/19           100             6,857                --
Agilent Technologies Inc                     FEDEF-1D1.16%           10/03/19           302            20,545                --
Air Products & Chemicals Inc                 FEDEF-1D1.16%           10/03/19            85            13,552                --
Akorn Inc                                    FEDEF-1D1.16%           10/03/19           198             6,449                --
Albemarle Corp                               FEDEF-1D1.16%           10/03/19            20             2,818                --
Alexion Pharmaceuticals Inc                  FEDEF-1D1.16%           10/03/19            84            10,051                --
Alkermes PLC                                 FEDEF-1D1.16%           10/03/19           248            12,092                --
Alleghany Corp                               FEDEF-1D1.16%           10/03/19            16             9,060                --
Allegion PLC                                 FEDEF-1D1.16%           10/03/19           127            10,591                --
Allstate Corp                                FEDEF-1D1.16%           10/03/19           145            13,610                --
Alnylam Pharmaceuticals Inc                  FEDEF-1D1.16%           10/03/19           119            14,499                --
Alphabet Inc                                 FEDEF-1D1.16%           10/03/19           139           143,593                --
Altria Group Inc                             FEDEF-1D1.16%           10/03/19           242            15,541                --
Amazon.com Inc                               FEDEF-1D1.16%           10/03/19             4             4,421                --
American Electric Power Co Inc               FEDEF-1D1.16%           10/03/19            71             5,283                --
American Express Co                          FEDEF-1D1.16%           10/03/19           233            22,256                --
American Financial Group Inc                 FEDEF-1D1.16%           10/03/19            97            10,233                --
American Tower Corp                          FEDEF-1D1.16%           10/03/19            13             1,868                --
American Water Works Co Inc                  FEDEF-1D1.16%           10/03/19            68             5,968                --
Ameriprise Financial Inc                     FEDEF-1D1.16%           10/03/19            90            14,089                --
AmerisourceBergen Corp                       FEDEF-1D1.16%           10/03/19           108             8,311                --
Amgen Inc                                    FEDEF-1D1.16%           10/03/19            70            12,265                --
Analog Devices Inc                           FEDEF-1D1.16%           10/03/19           254            23,190                --
Anixter International Inc                    FEDEF-1D1.16%           10/03/19            73             5,015                --
Anthem Inc                                   FEDEF-1D1.16%           10/03/19           194            40,587                --
Aon PLC                                      FEDEF-1D1.16%           10/03/19            48             6,885                --
Apartment Investment &
 Management Co                               FEDEF-1D1.16%           10/03/19           162             7,125                --
Apple Inc                                    FEDEF-1D1.16%           10/03/19            58             9,804                --
Applied Materials Inc                        FEDEF-1D1.16%           10/03/19           485            27,369                --
Aqua America Inc                             FEDEF-1D1.16%           10/03/19           300            10,644                --
Arconic Inc                                  FEDEF-1D1.16%           10/03/19            87             2,185                --
Arrow Electronics Inc                        FEDEF-1D1.16%           10/03/19           142            11,870                --
Arthur J Gallagher & Co                      FEDEF-1D1.16%           10/03/19            54             3,420                --
Autodesk Inc                                 FEDEF-1D1.16%           10/03/19           314            39,237                --
Autoliv Inc                                  FEDEF-1D1.16%           10/03/19           115            14,359                --
Automatic Data Processing Inc                FEDEF-1D1.16%           10/03/19            19             2,209                --


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                            7


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                    FUND PAYS/          TERMINATION        SHARES          NOTIONAL           UNREALIZED
                                               (RECEIVES)              DATE                           AMOUNT/          APPRECIATION/
                                                                                                       VALUE          (DEPRECIATION)
                                                                                                         $                   $
------------------------------------------------------------------------------------------------------------------------------------
AvalonBay Communities Inc                    FEDEF-1D1.16%           10/03/19            46             8,341                --
Avery Dennison Corp                          FEDEF-1D1.16%           10/03/19            48             5,096                --
Avista Corp                                  FEDEF-1D1.16%           10/03/19           265            13,844                --
Baker Hughes a GE Co                         FEDEF-1D1.16%           10/03/19            86             2,703                --
Balchem Corp                                 FEDEF-1D1.16%           10/03/19            89             7,502                --
Becton Dickinson and Co                      FEDEF-1D1.16%           10/03/19            20             4,173                --
Berkshire Hathaway Inc                       FEDEF-1D1.16%           10/03/19            18             3,365                --
Best Buy Co Inc                              FEDEF-1D1.16%           10/03/19           194            10,860                --
Biogen Inc                                   FEDEF-1D1.16%           10/03/19            36            11,220                --
BioMarin Pharmaceutical Inc                  FEDEF-1D1.16%           10/03/19           135            11,082                --
Boeing Co                                    FEDEF-1D1.16%           10/03/19            15             3,870                --
BorgWarner Inc                               FEDEF-1D1.16%           10/03/19           225            11,862                --
Boston Scientific Corp                       FEDEF-1D1.16%           10/03/19           169             4,756                --
Broadcom Ltd                                 FEDEF-1D1.16%           10/03/19            91            24,016                --
Brown & Brown Inc                            FEDEF-1D1.16%           10/03/19           244            12,161                --
CA Inc                                       FEDEF-1D1.16%           10/03/19           971            31,441                --
CACI International Inc                       FEDEF-1D1.16%           10/03/19            55             7,906                --
Cadence Design Systems Inc                   FEDEF-1D1.16%           10/03/19           419            18,084                --
Canadian National Railway Co                 FEDEF-1D1.16%           10/03/19           104             8,371                --
Canadian Pacific Railway Ltd                 FEDEF-1D1.16%           10/03/19            52             9,019                --
CarMax Inc                                   FEDEF-1D1.16%           10/03/19           155            11,641                --
Carnival Corp                                FEDEF-1D1.16%           10/03/19           258            17,129                --
Catalent Inc                                 FEDEF-1D1.16%           10/03/19           179             7,624                --
Caterpillar Inc                              FEDEF-1D1.16%           10/03/19           122            16,568                --
Celanese Corp                                FEDEF-1D1.16%           10/03/19            13             1,356                --
Celgene Corp                                 FEDEF-1D1.16%           10/03/19            37             3,736                --
Centene Corp                                 FEDEF-1D1.16%           10/03/19           551            51,612                --
CF Industries Holdings Inc                   FEDEF-1D1.16%           10/03/19           214             8,128                --
Charles River Laboratories
 International Inc                           FEDEF-1D1.16%           10/03/19           197            22,909                --
Chemours Co                                  FEDEF-1D1.16%           10/03/19           106             6,001                --
Chubb Ltd                                    FEDEF-1D1.16%           10/03/19            14             2,111                --
Church & Dwight Co Inc                       FEDEF-1D1.16%           10/03/19           457            20,643                --
Cigna Corp                                   FEDEF-1D1.16%           10/03/19           295            58,180                --
Cintas Corp                                  FEDEF-1D1.16%           10/03/19            51             7,601                --
Cirrus Logic Inc                             FEDEF-1D1.16%           10/03/19            78             4,368                --
Citrix Systems Inc                           FEDEF-1D1.16%           10/03/19           337            27,840                --
Clorox Co                                    FEDEF-1D1.16%           10/03/19           245            31,000                --
CMS Energy Corp                              FEDEF-1D1.16%           10/03/19           157             7,594                --
Coca-Cola Co                                 FEDEF-1D1.16%           10/03/19           816            37,520                --
Colgate-Palmolive Co                         FEDEF-1D1.16%           10/03/19           582            41,002                --
ConocoPhillips                               FEDEF-1D1.16%           10/03/19            77             3,939                --
Constellation Brands Inc                     FEDEF-1D1.16%           10/03/19            28             6,135                --
Cooper Cos Inc.                              FEDEF-1D1.16%           10/03/19            10             2,403                --
CR Bard Inc                                  FEDEF-1D1.16%           10/03/19            42            13,737                --


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                             8


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                   FUND PAYS/          TERMINATION        SHARES          NOTIONAL           UNREALIZED
                                              (RECEIVES)              DATE                           AMOUNT/          APPRECIATION/
                                                                                                       VALUE          (DEPRECIATION)
                                                                                                         $                   $
------------------------------------------------------------------------------------------------------------------------------------
Cree Inc                                     FEDEF-1D1.16%           10/03/19           166             5,926                --
CSX Corp                                     FEDEF-1D1.16%           10/03/19           201            10,136                --
Cummins Inc                                  FEDEF-1D1.16%           10/03/19           152            26,886                --
Curtiss-Wright Corp                          FEDEF-1D1.16%           10/03/19            84             9,933                --
CVS Health Corp                              FEDEF-1D1.16%           10/03/19           123             8,429                --
Darden Restaurants Inc                       FEDEF-1D1.16%           10/03/19            30             2,468                --
Darling Ingredients Inc                      FEDEF-1D1.16%           10/03/19           378             6,899                --
DCT Industrial Trust Inc                     FEDEF-1D1.16%           10/03/19           177            10,270                --
Deere & Co                                   FEDEF-1D1.16%           10/03/19           119            15,813                --
Delphi Automotive PLC                        FEDEF-1D1.16%           10/03/19           139            13,814                --
Digital Realty Trust Inc                     FEDEF-1D1.16%           10/03/19            67             7,935                --
Dominion Energy Inc                          FEDEF-1D1.16%           10/03/19            31             2,515                --
Dover Corp                                   FEDEF-1D1.16%           10/03/19           154            14,705                --
DowDuPont Inc                                FEDEF-1D1.16%           10/03/19            19             1,374                --
DR Horton Inc                                FEDEF-1D1.16%           10/03/19            80             3,537                --
Dr Pepper Snapple Group Inc                  FEDEF-1D1.16%           10/03/19           625            53,538                --
DST Systems Inc                              FEDEF-1D1.16%           10/03/19           166             9,731                --
DXC Technology Co                            FEDEF-1D1.16%           10/03/19            81             7,413                --
Dycom Industries Inc                         FEDEF-1D1.16%           10/03/19            46             4,040                --
East West Bancorp Inc                        FEDEF-1D1.16%           10/03/19           110             6,582                --
eBay Inc                                     FEDEF-1D1.16%           10/03/19            39             1,468                --
Ecolab Inc                                   FEDEF-1D1.16%           10/03/19            10             1,307                --
Edison International                         FEDEF-1D1.16%           10/03/19           214            17,109                --
Edwards Lifesciences Corp                    FEDEF-1D1.16%           10/03/19            23             2,351                --
Electronic Arts Inc                          FEDEF-1D1.16%           10/03/19           333            39,827                --
EnerSys                                      FEDEF-1D1.16%           10/03/19           163            11,307                --
Entergy Corp                                 FEDEF-1D1.16%           10/03/19           150            12,939                --
Equinix Inc                                  FEDEF-1D1.16%           10/03/19            37            17,150                --
Estee Lauder Cos Inc                         FEDEF-1D1.16%           10/03/19           104            11,628                --
Expedia Inc                                  FEDEF-1D1.16%           10/03/19            10             1,247                --
Facebook Inc                                 FEDEF-1D1.16%           10/03/19           824           148,369                --
FedEx Corp                                   FEDEF-1D1.16%           10/03/19            59            13,323                --
Fiat Chrysler Automobiles NV                 FEDEF-1D1.16%           10/03/19           847            14,695                --
First Solar Inc                              FEDEF-1D1.16%           10/03/19           296            16,227                --
Fiserv Inc                                   FEDEF-1D1.16%           10/03/19           238            30,804                --
Flowers Foods Inc                            FEDEF-1D1.16%           10/03/19           414             7,878                --
Flowserve Corp                               FEDEF-1D1.16%           10/03/19           443            19,523                --
FMC Corp                                     FEDEF-1D1.16%           10/03/19            25             2,322                --
Fortive Corp                                 FEDEF-1D1.16%           10/03/19           253            18,282                --
Fortune Brands Home & Security Inc           FEDEF-1D1.16%           10/03/19           188            12,419                --
Freeport-McMoRan Inc                         FEDEF-1D1.16%           10/03/19           182             2,544                --
GATX Corp                                    FEDEF-1D1.16%           10/03/19           145             8,614                --
General Dynamics Corp                        FEDEF-1D1.16%           10/03/19           453            91,950                --
General Motors Co                            FEDEF-1D1.16%           10/03/19           276            11,862                --
Genesee & Wyoming Inc                        FEDEF-1D1.16%           10/03/19            24             1,723                --


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                            9


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                   FUND PAYS/          TERMINATION        SHARES          NOTIONAL           UNREALIZED
                                              (RECEIVES)              DATE                           AMOUNT/          APPRECIATION/
                                                                                                       VALUE          (DEPRECIATION)
                                                                                                         $                   $
------------------------------------------------------------------------------------------------------------------------------------
Gentex Corp                                  FEDEF-1D1.16%           10/03/19           716            13,898                --
GGP Inc                                      FEDEF-1D1.16%           10/03/19            43              837                 --
Greif Inc                                    FEDEF-1D1.16%           10/03/19           110             6,108                --
Hain Celestial Group Inc                     FEDEF-1D1.16%           10/03/19           138             4,971                --
Harley-Davidson Inc                          FEDEF-1D1.16%           10/03/19           250            11,835                --
Hartford Financial Services Group Inc        FEDEF-1D1.16%           10/03/19            36             1,982                --
Hasbro Inc                                   FEDEF-1D1.16%           10/03/19            24             2,222                --
Hawaiian Holdings Inc                        FEDEF-1D1.16%           10/03/19            83             2,781                --
Henry Schein Inc                             FEDEF-1D1.16%           10/03/19           103             8,096                --
Hershey Co                                   FEDEF-1D1.16%           10/03/19            10             1,062                --
Hess Corp                                    FEDEF-1D1.16%           10/03/19           117             5,167                --
Hilton Worldwide Holdings Inc                FEDEF-1D1.16%           10/03/19           592            42,790                --
Home Depot Inc                               FEDEF-1D1.16%           10/03/19           105            17,407                --
Honeywell International Inc                  FEDEF-1D1.16%           10/03/19           137            19,750                --
Hormel Foods Corp                            FEDEF-1D1.16%           10/03/19            16              499                 --
Humana Inc                                   FEDEF-1D1.16%           10/03/19           225            57,454                --
Hyatt Hotels Corp                            FEDEF-1D1.16%           10/03/19           504            31,581                --
IDEX Corp                                    FEDEF-1D1.16%           10/03/19            97            12,436                --
IDEXX Laboratories Inc                       FEDEF-1D1.16%           10/03/19            35             5,816                --
Illinois Tool Works Inc                      FEDEF-1D1.16%           10/03/19           272            42,573                --
Illumina Inc                                 FEDEF-1D1.16%           10/03/19           164            33,651                --
Incyte Corp                                  FEDEF-1D1.16%           10/03/19           103            11,665                --
Ingersoll-Rand PLC.                          FEDEF-1D1.16%           10/03/19           184            16,302                --
Ingevity Corp                                FEDEF-1D1.16%           10/03/19            88             6,268                --
Integrated Device Technology Inc             FEDEF-1D1.16%           10/03/19           189             5,872                --
Intel Corp                                   FEDEF-1D1.16%           10/03/19           535            24,337                --
Intercontinental Exchange Inc                FEDEF-1D1.16%           10/03/19            30             1,983                --
Intuit Inc                                   FEDEF-1D1.16%           10/03/19           265            40,020                --
Intuitive Surgical Inc                       FEDEF-1D1.16%           10/03/19            12             4,504                --
Kansas City Southern                         FEDEF-1D1.16%           10/03/19            60             6,253                --
Kilroy Realty Corp                           FEDEF-1D1.16%           10/03/19           121             8,619                --
Kimberly-Clark Corp                          FEDEF-1D1.16%           10/03/19           254            28,578                --
Kirby Corp                                   FEDEF-1D1.16%           10/03/19            97             6,872                --
KLA-Tencor Corp                              FEDEF-1D1.16%           10/03/19           163            17,749                --
KLX Inc                                      FEDEF-1D1.16%           10/03/19           127             6,967                --
Kroger Co                                    FEDEF-1D1.16%           10/03/19           166             3,436                --
L3 Technologies Inc                          FEDEF-1D1.16%           10/03/19            15             2,808                --
Lam Research Corp                            FEDEF-1D1.16%           10/03/19           134            27,948                --
Lancaster Colony Corp                        FEDEF-1D1.16%           10/03/19            67             8,390                --
Las Vegas Sands Corp                         FEDEF-1D1.16%           10/03/19           137             8,683                --
Lear Corp                                    FEDEF-1D1.16%           10/03/19            84            14,750                --
Lennox International Inc                     FEDEF-1D1.16%           10/03/19            51             9,748                --
Lexington Realty Trust                       FEDEF-1D1.16%           10/03/19           831             8,410                --
LifePoint Health Inc                         FEDEF-1D1.16%           10/03/19           186             8,956                --
Lockheed Martin Corp                         FEDEF-1D1.16%           10/03/19           246            75,807                --


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                            10


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                   FUND PAYS/          TERMINATION        SHARES          NOTIONAL           UNREALIZED
                                              (RECEIVES)              DATE                           AMOUNT/          APPRECIATION/
                                                                                                       VALUE          (DEPRECIATION)
                                                                                                         $                   $
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos Inc                               FEDEF-1D1.16%           10/03/19           145            11,593                --
Macerich Co                                  FEDEF-1D1.16%           10/03/19            63             3,440                --
Magna International Inc                      FEDEF-1D1.16%           10/03/19           265            14,456                --
ManpowerGroup Inc                            FEDEF-1D1.16%           10/03/19            58             7,150                --
Marriott International Inc                   FEDEF-1D1.16%           10/03/19           295            35,247                --
Marsh & McLennan Cos Inc                     FEDEF-1D1.16%           10/03/19           285            23,065                --
Martin Marietta Materials Inc                FEDEF-1D1.16%           10/03/19             1              217                 --
Masco Corp                                   FEDEF-1D1.16%           10/03/19            36             1,434                --
Masimo Corp                                  FEDEF-1D1.16%           10/03/19            84             7,372                --
Mastercard Inc                               FEDEF-1D1.16%           10/03/19            37             5,504                --
McDonald's Corp                              FEDEF-1D1.16%           10/03/19            37             6,176                --
Medtronic PLC                                FEDEF-1D1.16%           10/03/19           147            11,836                --
Mettler-Toledo International Inc             FEDEF-1D1.16%           10/03/19            65            44,371                --
MGM Resorts International                    FEDEF-1D1.16%           10/03/19           265             8,308                --
Microchip Technology Inc                     FEDEF-1D1.16%           10/03/19           358            33,938                --
Micron Technology Inc                        FEDEF-1D1.16%           10/03/19           390            17,281                --
Microsemi Corp                               FEDEF-1D1.16%           10/03/19           132             7,045                --
Microsoft Corp                               FEDEF-1D1.16%           10/03/19           525            43,670                --
Mohawk Industries Inc                        FEDEF-1D1.16%           10/03/19             5             1,309                --
Mondelez International Inc                   FEDEF-1D1.16%           10/03/19           380            15,743                --
Monsanto Co                                  FEDEF-1D1.16%           10/03/19           228            27,611                --
Monster Beverage Corp                        FEDEF-1D1.16%           10/03/19           917            53,122                --
Moody's Corp                                 FEDEF-1D1.16%           10/03/19             7               997                --
Nasdaq Inc                                   FEDEF-1D1.16%           10/03/19            67             4,868                --
National Instruments Corp                    FEDEF-1D1.16%           10/03/19           276            12,420                --
National Oilwell Varco Inc                   FEDEF-1D1.16%           10/03/19           153             5,231                --
Netflix Inc                                  FEDEF-1D1.16%           10/03/19            16             3,143                --
NetScout Systems Inc                         FEDEF-1D1.16%           10/03/19           303             8,605                --
New Jersey Resources Corp                    FEDEF-1D1.16%           10/03/19           257            11,424                --
NewMarket Corp                               FEDEF-1D1.16%           10/03/19            24             9,609                --
Newmont Mining Corp                          FEDEF-1D1.16%           10/03/19            26              940                 --
NextEra Energy Inc                           FEDEF-1D1.16%           10/03/19           140            21,710                --
NIKE Inc                                     FEDEF-1D1.16%           10/03/19           188            10,338                --
NiSource Inc                                 FEDEF-1D1.16%           10/03/19           224             5,907                --
Norfolk Southern Corp                        FEDEF-1D1.16%           10/03/19            68             8,937                --
Northrop Grumman Corp                        FEDEF-1D1.16%           10/03/19           271            80,089                --
Norwegian Cruise Line Holdings Ltd           FEDEF-1D1.16%           10/03/19           367            20,460                --
NRG Energy Inc                               FEDEF-1D1.16%           10/03/19           339             8,475                --
NVIDIA Corp                                  FEDEF-1D1.16%           10/03/19           131            27,092                --
NVR Inc                                      FEDEF-1D1.16%           10/03/19             3             9,844                --
Oracle Corp                                  FEDEF-1D1.16%           10/03/19           689            35,070                --
PACCAR Inc                                   FEDEF-1D1.16%           10/03/19           182            13,055                --
Parker-Hannifin Corp                         FEDEF-1D1.16%           10/03/19            94            17,165                --
Paychex Inc                                  FEDEF-1D1.16%           10/03/19           203            12,949                --
PayPal Holdings Inc                          FEDEF-1D1.16%           10/03/19            34             2,467                --


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                            11


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                   FUND PAYS/          TERMINATION        SHARES            NOTIONAL         UNREALIZED
                                              (RECEIVES)              DATE                             AMOUNT/         APPRECIATION/
                                                                                                        VALUE         (DEPRECIATION)
                                                                                                          $                   $
------------------------------------------------------------------------------------------------------------------------------------
Pentair PLC                                  FEDEF-1D1.16%           10/03/19            415             29,241              --
PepsiCo Inc                                  FEDEF-1D1.16%           10/03/19            516             56,879              --
PerkinElmer Inc                              FEDEF-1D1.16%           10/03/19            487             35,220              --
PG&E Corp                                    FEDEF-1D1.16%           10/03/19             70              4,044              --
Philip Morris International Inc              FEDEF-1D1.16%           10/03/19            129             13,499              --
Pitney Bowes Inc                             FEDEF-1D1.16%           10/03/19            347              4,768              --
PNM Resources Inc                            FEDEF-1D1.16%           10/03/19            277             12,022              --
PPG Industries Inc                           FEDEF-1D1.16%           10/03/19             70              8,137              --
PPL Corp                                     FEDEF-1D1.16%           10/03/19            438             16,451              --
Priceline Group Inc                          FEDEF-1D1.16%           10/03/19              1              1,912              --
Procter & Gamble Co                          FEDEF-1D1.16%           10/03/19            345             29,787              --
Progressive Corp                             FEDEF-1D1.16%           10/03/19            363             17,660              --
QIAGEN NV                                    FEDEF-1D1.16%           10/03/19            997             33,758              --
Qorvo Inc                                    FEDEF-1D1.16%           10/03/19            271             20,545              --
QUALCOMM Inc                                 FEDEF-1D1.16%           10/03/19            453             23,108              --
Quest Diagnostics Inc                        FEDEF-1D1.16%           10/03/19             39              3,657              --
Raymond James Financial Inc                  FEDEF-1D1.16%           10/03/19             96              8,139              --
Raytheon Co                                  FEDEF-1D1.16%           10/03/19            415             74,783              --
Red Hat Inc                                  FEDEF-1D1.16%           10/03/19            236             28,516              --
Regeneron Pharmaceuticals Inc                FEDEF-1D1.16%           10/03/19             15              6,039              --
Republic Services Inc                        FEDEF-1D1.16%           10/03/19            221             14,380              --
Rockwell Collins Inc                         FEDEF-1D1.16%           10/03/19             18              2,441              --
Roper Technologies Inc                       FEDEF-1D1.16%           10/03/19             14              3,614              --
Ross Stores Inc                              FEDEF-1D1.16%           10/03/19             19              1,206              --
Royal Caribbean Cruises Ltd                  FEDEF-1D1.16%           10/03/19            235             29,086              --
Royal Gold Inc                               FEDEF-1D1.16%           10/03/19             76              6,392              --
RPM International Inc                        FEDEF-1D1.16%           10/03/19            157              8,373              --
S&P Global Inc                               FEDEF-1D1.16%           10/03/19             36              5,633              --
salesforce.com Inc                           FEDEF-1D1.16%           10/03/19            366             37,456              --
Sanmina Corp                                 FEDEF-1D1.16%           10/03/19            250              8,181              --
Schlumberger Ltd                             FEDEF-1D1.16%           10/03/19             25              1,600              --
Sealed Air Corp                              FEDEF-1D1.16%           10/03/19            106              4,688              --
Sempra Energy                                FEDEF-1D1.16%           10/03/19             19              2,233              --
Sherwin-Williams Co                          FEDEF-1D1.16%           10/03/19             11              4,347              --
Skyworks Solutions Inc                       FEDEF-1D1.16%           10/03/19            209             23,797              --
Snap-on Inc                                  FEDEF-1D1.16%           10/03/19             95             14,989              --
Southern Co                                  FEDEF-1D1.16%           10/03/19            291             15,190              --
Stanley Black & Decker Inc                   FEDEF-1D1.16%           10/03/19            118             19,063              --
Starbucks Corp                               FEDEF-1D1.16%           10/03/19            185             10,145              --
Stryker Corp                                 FEDEF-1D1.16%           10/03/19             28              4,336              --
SVB Financial Group                          FEDEF-1D1.16%           10/03/19             31              6,798              --
Symantec Corp                                FEDEF-1D1.16%           10/03/19          1,150             37,375              --
Synopsys Inc                                 FEDEF-1D1.16%           10/03/19             72              6,229              --
Sysco Corp                                   FEDEF-1D1.16%           10/03/19            394             21,914              --
Tanger Factory Outlet Centers Inc            FEDEF-1D1.16%           10/03/19            219              4,982              --


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                            12


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                   FUND PAYS/          TERMINATION        SHARES            NOTIONAL         UNREALIZED
                                              (RECEIVES)              DATE                             AMOUNT/         APPRECIATION/
                                                                                                        VALUE         (DEPRECIATION)
                                                                                                          $                   $
------------------------------------------------------------------------------------------------------------------------------------
Taubman Centers Inc                          FEDEF-1D1.16%           10/03/19            30               1,417              --
Teledyne Technologies Inc                    FEDEF-1D1.16%           10/03/19            80              13,597              --
Telephone & Data Systems Inc                 FEDEF-1D1.16%           10/03/19           202               5,888              --
Texas Instruments Inc                        FEDEF-1D1.16%           10/03/19           440              42,544              --
Thermo Fisher Scientific Inc                 FEDEF-1D1.16%           10/03/19           183              35,471              --
Thor Industries Inc                          FEDEF-1D1.16%           10/03/19           115              15,665              --
Time Warner Inc                              FEDEF-1D1.16%           10/03/19            91               8,944              --
TiVo Corp                                    FEDEF-1D1.16%           10/03/19           296               5,372              --
Toll Brothers Inc                            FEDEF-1D1.16%           10/03/19           222              10,221              --
TRI Pointe Group Inc                         FEDEF-1D1.16%           10/03/19           642              11,357              --
Trinity Industries Inc                       FEDEF-1D1.16%           10/03/19           191               6,211              --
Tyson Foods Inc                              FEDEF-1D1.16%           10/03/19            28               2,041              --
Ulta Beauty Inc                              FEDEF-1D1.16%           10/03/19            10               2,018              --
Union Pacific Corp                           FEDEF-1D1.16%           10/03/19            62               7,179              --
United Technologies Corp                     FEDEF-1D1.16%           10/03/19           105              12,575              --
United Therapeutics Corp                     FEDEF-1D1.16%           10/03/19            34               4,032              --
UnitedHealth Group Inc                       FEDEF-1D1.16%           10/03/19           255              53,606              --
Varian Medical Systems Inc                   FEDEF-1D1.16%           10/03/19            10               1,042              --
Ventas Inc                                   FEDEF-1D1.16%           10/03/19            65               4,079              --
VeriSign Inc                                 FEDEF-1D1.16%           10/03/19            21               2,258              --
Vertex Pharmaceuticals Inc                   FEDEF-1D1.16%           10/03/19            84              12,283              --
Walgreens Boots Alliance Inc                 FEDEF-1D1.16%           10/03/19            88               5,832              --
Waters Corp                                  FEDEF-1D1.16%           10/03/19           231              45,288              --
Watsco Inc                                   FEDEF-1D1.16%           10/03/19            55               9,161              --
WEC Energy Group Inc                         FEDEF-1D1.16%           10/03/19            83               5,593              --
WellCare Health Plans Inc                    FEDEF-1D1.16%           10/03/19           171              33,814              --
Western Union Co                             FEDEF-1D1.16%           10/03/19           386               7,666              --
Whirlpool Corp                               FEDEF-1D1.16%           10/03/19            38               6,229              --
Williams Cos Inc                             FEDEF-1D1.16%           10/03/19           194               5,529              --
WR Berkley Corp                              FEDEF-1D1.16%           10/03/19           180              12,344              --
WW Grainger Inc                              FEDEF-1D1.16%           10/03/19            30               5,931              --
Wyndham Worldwide Corp                       FEDEF-1D1.16%           10/03/19           287              30,666              --
Wynn Resorts Ltd                             FEDEF-1D1.16%           10/03/19            92              13,569              --
Xcel Energy Inc                              FEDEF-1D1.16%           10/03/19           143               7,081              --
Xilinx Inc                                   FEDEF-1D1.16%           10/03/19           306              22,549              --
Xylem Inc                                    FEDEF-1D1.16%           10/03/19            52               3,460              --
Yum! Brands Inc                              FEDEF-1D1.16%           10/03/19           198              14,741              --
Zimmer Biomet Holdings Inc                   FEDEF-1D1.16%           10/03/19            59               7,176              --
Air Water Inc                                LIBOR-1M-0.05%          08/07/19           300               5,713              --
Alps Electric Co Ltd                         LIBOR-1M-0.05%          08/07/19           100               3,032              --
Amada Holdings Co Ltd                        LIBOR-1M-0.05%          08/07/19           100               1,233              --
Asahi Kasei Corp                             LIBOR-1M-0.05%          08/07/19           400               4,819              --
Brother Industries Ltd                       LIBOR-1M-0.05%          08/07/19           200               4,821              --
Canon Inc                                    LIBOR-1M-0.05%          08/07/19           100               3,734              --
Daicel Corp                                  LIBOR-1M-0.05%          08/07/19           400               4,949              --


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                            13


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                   FUND PAYS/          TERMINATION        SHARES              NOTIONAL       UNREALIZED
                                              (RECEIVES)              DATE                               AMOUNT/       APPRECIATION/
                                                                                                          VALUE       (DEPRECIATION)
                                                                                                            $               $
------------------------------------------------------------------------------------------------------------------------------------
FUJIFILM Holding Corp                        LIBOR-1M-0.05%           08/07/19            100              4,071            --
Hamamatsu Photonics KK                       LIBOR-1M-0.05%           08/07/19            100              3,217            --
Hino Motors Ltd                              LIBOR-1M-0.05%           08/07/19            100              1,277            --
Hitachi Chemical Co Ltd                      LIBOR-1M-0.05%           08/07/19            200              5,659            --
Hitachi High-Technologies Corp               LIBOR-1M-0.05%           08/07/19            100              4,149            --
Hitachi Ltd                                  LIBOR-1M-0.05%           08/07/19          1,000              7,894            --
JSR Corp                                     LIBOR-1M-0.05%           08/07/19            300              5,777            --
JTEKT Corp                                   LIBOR-1M-0.05%           08/07/19            100              1,633            --
Kaneka Corp                                  LIBOR-1M-0.05%           08/07/19          1,000              8,202            --
Kansai Paint Co Ltd                          LIBOR-1M-0.05%           08/07/19            200              5,117            --
KDDI Corp                                    LIBOR-1M-0.05%           08/07/19            400             10,645            --
Konica Minolta Inc                           LIBOR-1M-0.05%           08/07/19            400              3,478            --
Kuraray Co Ltd                               LIBOR-1M-0.05%           08/07/19            300              5,869            --
Kyocera Corp                                 LIBOR-1M-0.05%           08/07/19            100              6,638            --
Mitsubishi Chemical Holdings Corp            LIBOR-1M-0.05%           08/07/19            500              5,181            --
Mitsubishi Gas Chemical Co Inc               LIBOR-1M-0.05%           08/07/19            200              4,856            --
Mitsui Chemicals Inc                         LIBOR-1M-0.05%           08/07/19            200              6,125            --
NEC Corp                                     LIBOR-1M-0.05%           08/07/19            200              5,456            --
Nippon Electric Glass Co Ltd                 LIBOR-1M-0.05%           08/07/19            100              4,053            --
Nippon Paint Holdings Co Ltd                 LIBOR-1M-0.05%           08/07/19            100              3,503            --
Nippon Telegraph & Telephone Corp            LIBOR-1M-0.05%           08/07/19            200              9,633            --
Nitto Denko Corp                             LIBOR-1M-0.05%           08/07/19            100              9,245            --
NSK Ltd                                      LIBOR-1M-0.05%           08/07/19            100              1,421            --
NTT DOCOMO Inc                               LIBOR-1M-0.05%           08/07/19            400              9,649            --
Omron Corp                                   LIBOR-1M-0.05%           08/07/19            100              5,562            --
Ricoh Co Ltd                                 LIBOR-1M-0.05%           08/07/19            300              2,762            --
Shimadzu Corp                                LIBOR-1M-0.05%           08/07/19            200              4,133            --
Shin-Etsu Chemical Co Ltd                    LIBOR-1M-0.05%           08/07/19            100             10,481            --
SoftBank Group Corp                          LIBOR-1M-0.05%           08/07/19            100              8,754            --
Sumitomo Chemical Co Ltd                     LIBOR-1M-0.05%           08/07/19          1,000              6,988            --
Taiyo Nippon Sanso Corp                      LIBOR-1M-0.05%           08/07/19            400              4,763            --
Teijin Ltd                                   LIBOR-1M-0.05%           08/07/19            200              4,212            --
Toray Industries Inc                         LIBOR-1M-0.05%           08/07/19            600              6,038            --
Yaskawa Electric Corp                        LIBOR-1M-0.05%           08/07/19            100              3,555            --
Yokogawa Electric Corp                       LIBOR-1M-0.05%           08/07/19            200              3,763            --
Admiral Group PLC                            SONIA-1D0.22%            06/24/19            175              4,471            --
Anglo American PLC                           SONIA-1D0.22%            06/21/19            493              9,296            --
Aviva PLC                                    SONIA-1D0.22%            06/24/19            674              4,520            --
Barratt Developments PLC                     SONIA-1D0.22%            06/21/19          1,315             11,429            --
Berkeley Group Holdings PLC                  SONIA-1D0.22%            06/21/19            232             11,525            --
BHP Billiton PLC                             SONIA-1D0.22%            06/21/19            504              9,119            --
Covestro AG                                  SONIA-1D0.22%            06/21/19            132             12,665            --
Direct Line Insurance Group PLC              SONIA-1D0.22%            06/24/19            733              3,618            --
Glencore PLC                                 SONIA-1D0.22%            06/21/19          1,813              8,740            --
Legal & General Group PLC                    SONIA-1D0.22%            06/24/19          1,050              3,723            --


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                            14


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                   FUND PAYS/          TERMINATION         SHARES             NOTIONAL       UNREALIZED
                                              (RECEIVES)              DATE                               AMOUNT/       APPRECIATION/
                                                                                                          VALUE       (DEPRECIATION)
                                                                                                            $                $
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual PLC                               SONIA-1D0.22%           06/24/19           1,690               4,286            --
Persimmon PLC                                SONIA-1D0.22%           06/21/19             327              12,167            --
Prudential PLC                               SONIA-1D0.22%           06/24/19             154               3,787            --
Rio Tinto PLC                                SONIA-1D0.22%           06/21/19             198               9,330            --
RSA Insurance Group PLC                      SONIA-1D0.22%           06/24/19             548               4,577            --
St James's Place PLC                         SONIA-1D0.22%           06/24/19             299               4,673            --
Standard Life Aberdeen PLC                   SONIA-1D0.22%           06/24/19             651               3,716            --
Taylor Wimpey PLC                            SONIA-1D0.22%           06/21/19           4,647              12,311            --
Bayerische Motoren Werke AG                  (EONIA-1D)-0.36%        06/21/19             (27)             (2,752)           --
Cie Generale des Etablissements Michelin     (EONIA-1D)-0.36%        06/21/19             (19)             (2,749)           --
Continental AG                               (EONIA-1D)-0.36%        06/21/19              (8)             (2,031)           --
Daimler AG                                   (EONIA-1D)-0.36%        06/21/19             (35)             (2,907)           --
Deutsche Telekom AG                          (EONIA-1D)-0.36%        06/21/19            (473)             (8,618)           --
Iliad SA                                     (EONIA-1D)-0.36%        06/21/19             (34)             (8,490)           --
Koninklijke KPN NV                           (EONIA-1D)-0.36%        06/21/19          (2,548)             (8,798)           --
Orange SA                                    (EONIA-1D)-0.36%        06/21/19            (528)             (8,664)           --
Peugeot SA                                   (EONIA-1D)-0.36%        06/21/19            (120)             (2,847)           --
Proximus SADP                                (EONIA-1D)-0.36%        06/21/19            (261)             (8,668)           --
Schaeffler AG                                (EONIA-1D)-0.36%        06/21/19            (141)             (2,231)           --
Telecom Italia SpA                           (EONIA-1D)-0.36%        06/21/19          (6,680)             (5,797)           --
Telefonica SA                                (EONIA-1D)-0.36%        06/21/19            (813)             (8,530)           --
Telenet Group Holding NV                     (EONIA-1D)-0.36%        06/21/19            (127)             (8,785)           --
Valeo SA                                     (EONIA-1D)-0.36%        06/21/19             (33)             (2,234)           --
Aaron's Inc                                  (FEDEF-1D)1.16%         10/03/19            (129)             (4,747)           --
Abbott Laboratories                          (FEDEF-1D)1.16%         10/03/19            (217)            (11,768)           --
ABM Industries Inc                           (FEDEF-1D)1.16%         10/03/19            (357)            (14,983)           --
Acadia Healthcare Co Inc                     (FEDEF-1D)1.16%         10/03/19            (103)             (3,230)           --
Acuity Brands Inc                            (FEDEF-1D)1.16%         10/03/19             (79)            (13,209)           --
Advance Auto Parts Inc                       (FEDEF-1D)1.16%         10/03/19             (21)             (1,717)           --
Aflac Inc                                    (FEDEF-1D)1.16%         10/03/19            (178)            (14,932)           --
Akamai Technologies Inc                      (FEDEF-1D)1.16%         10/03/19             (66)             (3,449)           --
Alaska Air Group Inc                         (FEDEF-1D)1.16%         10/03/19            (159)            (10,499)           --
Alexandria Real Estate Equities Inc          (FEDEF-1D)1.16%         10/03/19             (14)             (1,735)           --
Allergan PLC                                 (FEDEF-1D)1.16%         10/03/19            (146)            (25,876)           --
ALLETE Inc                                   (FEDEF-1D)1.16%         10/03/19            (165)            (12,928)           --
Alliance Data Systems Corp                   (FEDEF-1D)1.16%         10/03/19              (7)             (1,566)           --
Alliant Energy Corp                          (FEDEF-1D)1.16%         10/03/19            (150)             (6,489)           --
Ameren Corp                                  (FEDEF-1D)1.16%         10/03/19            (153)             (9,484)           --
American International Group Inc             (FEDEF-1D)1.16%         10/03/19             (41)             (2,649)           --
AMETEK Inc                                   (FEDEF-1D)1.16%         10/03/19            (261)            (17,615)           --
Amphenol Corp                                (FEDEF-1D)1.16%         10/03/19            (239)            (20,793)           --
Anadarko Petroleum Corp                      (FEDEF-1D)1.16%         10/03/19             (69)             (3,407)           --
Andeavor                                     (FEDEF-1D)1.16%         10/03/19             (26)             (2,762)           --
AO Smith Corp                                (FEDEF-1D)1.16%         10/03/19            (202)            (11,958)           --
Apache Corp                                  (FEDEF-1D)1.16%         10/03/19             (39)             (1,613)           --


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                            15


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                   FUND PAYS/          TERMINATION           SHARES           NOTIONAL       UNREALIZED
                                              (RECEIVES)              DATE                               AMOUNT/       APPRECIATION/
                                                                                                          VALUE       (DEPRECIATION)
                                                                                                            $                $
------------------------------------------------------------------------------------------------------------------------------------
Applied Industrial Technologies Inc          (FEDEF-1D)1.16%         10/03/19            (126)             (8,020)           --
AptarGroup Inc                               (FEDEF-1D)1.16%         10/03/19            (134)            (11,667)           --
Archer-Daniels-Midland Co                    (FEDEF-1D)1.16%         10/03/19             (82)             (3,351)           --
Assurant Inc                                 (FEDEF-1D)1.16%         10/03/19            (210)            (21,137)           --
AT&T Inc                                     (FEDEF-1D)1.16%         10/03/19          (1,329)            (44,721)           --
AutoZone Inc                                 (FEDEF-1D)1.16%         10/03/19              (2)             (1,179)           --
B&G Foods Inc                                (FEDEF-1D)1.16%         10/03/19            (242)             (7,696)           --
Bancorp South Inc                            (FEDEF-1D)1.16%         10/03/19            (210)             (6,636)           --
Bank of America Corp                         (FEDEF-1D)1.16%         10/03/19            (565)            (15,475)           --
Bank of Hawaii Corp                          (FEDEF-1D)1.16%         10/03/19             (99)             (8,079)           --
Bank of New York Mellon Corp                 (FEDEF-1D)1.16%         10/03/19             (13)               (669)           --
Baxter International Inc                     (FEDEF-1D)1.16%         10/03/19            (158)            (10,186)           --
BB&T Corp                                    (FEDEF-1D)1.16%         10/03/19            (306)            (15,067)           --
BCE Inc                                      (FEDEF-1D)1.16%         10/03/19          (1,087)            (50,176)           --
Bed Bath & Beyond Inc                        (FEDEF-1D)1.16%         10/03/19            (992)            (19,741)           --
Bio-Techne Corp                              (FEDEF-1D)1.16%         10/03/19            (100)            (13,102)           --
Bioverativ Inc                               (FEDEF-1D)1.16%         10/03/19             (89)             (5,029)           --
Blackbaud Inc                                (FEDEF-1D)1.16%         10/03/19            (134)            (13,574)           --
BlackRock Inc                                (FEDEF-1D)1.16%         10/03/19              (3)             (1,412)           --
Boston Properties Inc                        (FEDEF-1D)1.16%         10/03/19             (40)             (4,847)           --
Boyd Gaming Corp                             (FEDEF-1D)1.16%         10/03/19            (366)            (10,698)           --
Bristol-Myers Squibb Co                      (FEDEF-1D)1.16%         10/03/19            (404)            (24,911)           --
Brixmor Property Group Inc                   (FEDEF-1D)1.16%         10/03/19            (202)             (3,529)           --
Broadridge Financial Solutions Inc           (FEDEF-1D)1.16%         10/03/19            (207)            (17,785)           --
Cable One Inc                                (FEDEF-1D)1.16%         10/03/19             (15)            (10,647)           --
Cabot Oil & Gas Corp                         (FEDEF-1D)1.16%         10/03/19             (42)             (1,163)           --
Camden Property Trust                        (FEDEF-1D)1.16%         10/03/19            (153)            (13,960)           --
Capital One Financial Corp                   (FEDEF-1D)1.16%         10/03/19             (29)             (2,673)           --
Cardinal Health Inc                          (FEDEF-1D)1.16%         10/03/19             (28)             (1,733)           --
Casey's General Stores Inc                   (FEDEF-1D)1.16%         10/03/19             (76)             (8,707)           --
Cathay General Bancorp                       (FEDEF-1D)1.16%         10/03/19            (308)            (12,874)           --
Cboe Global Markets Inc                      (FEDEF-1D)1.16%         10/03/19            (151)            (17,072)           --
CBRE Group Inc                               (FEDEF-1D)1.16%         10/03/19             (67)             (2,634)           --
CBS Corp                                     (FEDEF-1D)1.16%         10/03/19              (3)               (168)           --
CenterPoint Energy Inc                       (FEDEF-1D)1.16%         10/03/19            (298)             (8,815)           --
CenturyLink Inc                              (FEDEF-1D)1.16%         10/03/19          (3,271)            (62,116)           --
Cerner Corp                                  (FEDEF-1D)1.16%         10/03/19             (22)             (1,485)           --
Charter Communications Inc                   (FEDEF-1D)1.16%         10/03/19             (65)            (21,721)           --
Chemical Financial Corp                      (FEDEF-1D)1.16%         10/03/19            (144)             (7,587)           --
Chesapeake Energy Corp                       (FEDEF-1D)1.16%         10/03/19            (201)               (784)           --
Chevron Corp                                 (FEDEF-1D)1.16%         10/03/19             (53)             (6,142)           --
Chipotle Mexican Grill Inc                   (FEDEF-1D)1.16%         10/03/19              (7)             (1,903)           --
Ciena Corp                                   (FEDEF-1D)1.16%         10/03/19            (254)             (5,403)           --
Cimarex Energy Co                            (FEDEF-1D)1.16%         10/03/19             (55)             (6,431)           --
Cincinnati Financial Corp                    (FEDEF-1D)1.16%         10/03/19            (143)            (10,034)           --


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                            16


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                   FUND PAYS/           TERMINATION           SHARES           NOTIONAL      UNREALIZED
                                              (RECEIVES)               DATE                                AMOUNT/     APPRECIATION/
                                                                                                           VALUE      (DEPRECIATION)
                                                                                                              $               $
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc.                           (FEDEF-1D)1.16%          10/03/19            (233)             (7,957)           --
Citigroup Inc                                (FEDEF-1D)1.16%          10/03/19            (236)            (17,346)           --
Citizens Financial Group Inc                 (FEDEF-1D)1.16%          10/03/19            (369)            (14,026)           --
CME Group Inc                                (FEDEF-1D)1.16%          10/03/19            (163)            (22,359)           --
Cognizant Technology Solutions Corp          (FEDEF-1D)1.16%          10/03/19              (4)              (303)            --
Coherent Inc                                 (FEDEF-1D)1.16%          10/03/19             (18)             (4,729)           --
Columbia Banking System Inc                  (FEDEF-1D)1.16%          10/03/19            (177)             (7,701)           --
Comcast Corp                                 (FEDEF-1D)1.16%          10/03/19            (295)            (10,629)           --
Comerica Inc                                 (FEDEF-1D)1.16%          10/03/19             (87)             (6,836)           --
Community Bank System Inc                    (FEDEF-1D)1.16%          10/03/19            (236)            (13,048)           --
Conagra Brands Inc                           (FEDEF-1D)1.16%          10/03/19            (269)             (9,189)           --
Concho Resources Inc                         (FEDEF-1D)1.16%          10/03/19             (80)            (10,737)           --
Consolidated Edison Inc                      (FEDEF-1D)1.16%          10/03/19            (101)             (8,691)           --
Corning Inc                                  (FEDEF-1D)1.16%          10/03/19            (229)             (7,170)           --
Costco Wholesale Corp                        (FEDEF-1D)1.16%          10/03/19             (44)             (7,088)           --
Coty Inc                                     (FEDEF-1D)1.16%          10/03/19            (507)             (7,808)           --
Cousins Properties Inc                       (FEDEF-1D)1.16%          10/03/19          (1,878)            (16,940)           --
Crane Co                                     (FEDEF-1D)1.16%          10/03/19            (133)            (11,055)           --
Crown Castle International Corp              (FEDEF-1D)1.16%          10/03/19            (148)            (15,848)           --
Cullen/Frost Bankers Inc                     (FEDEF-1D)1.16%          10/03/19             (73)             (7,191)           --
Dana Inc                                     (FEDEF-1D)1.16%          10/03/19            (283)             (8,629)           --
Danaher Corp                                 (FEDEF-1D)1.16%          10/03/19            (133)            (12,272)           --
DaVita Inc                                   (FEDEF-1D)1.16%          10/03/19            (144)             (8,747)           --
Delta Air Lines Inc                          (FEDEF-1D)1.16%          10/03/19            (568)            (28,417)           --
DENTSPLY SIRONA Inc                          (FEDEF-1D)1.16%          10/03/19            (199)            (12,153)           --
Devon Energy Corp                            (FEDEF-1D)1.16%          10/03/19             (60)             (2,214)           --
Discover Financial Services                  (FEDEF-1D)1.16%          10/03/19             (68)             (4,524)           --
Discovery Communications Inc                 (FEDEF-1D)1.16%          10/03/19          (1,291)            (24,374)           --
DISH Network Corp                            (FEDEF-1D)1.16%          10/03/19            (374)            (18,154)           --
Dollar Tree Inc                              (FEDEF-1D)1.16%          10/03/19             (91)             (8,304)           --
Domtar Corp                                  (FEDEF-1D)1.16%          10/03/19            (299)            (14,149)           --
Donaldson Co Inc                             (FEDEF-1D)1.16%          10/03/19            (211)             (9,961)           --
Douglas Emmett Inc                           (FEDEF-1D)1.16%          10/03/19            (265)            (10,544)           --
DTE Energy Co                                (FEDEF-1D)1.16%          10/03/19             (71)             (7,843)           --
Duke Energy Corp                             (FEDEF-1D)1.16%          10/03/19            (397)            (35,059)           --
Duke Realty Corp                             (FEDEF-1D)1.16%          10/03/19            (457)            (13,015)           --
Dun & Bradstreet Corp                        (FEDEF-1D)1.16%          10/03/19            (151)            (17,641)           --
E*TRADE Financial Corp                       (FEDEF-1D)1.16%          10/03/19            (646)            (28,159)           --
Eastman Chemical Co                          (FEDEF-1D)1.16%          10/03/19              (8)               (726)           --
Eaton Corp PLC                               (FEDEF-1D)1.16%          10/03/19            (384)            (30,728)           --
El Paso Electric Co                          (FEDEF-1D)1.16%          10/03/19            (194)            (11,155)           --
Eli Lilly & Co                               (FEDEF-1D)1.16%          10/03/19            (277)            (22,697)           --
Emerson Electric Co                          (FEDEF-1D)1.16%          10/03/19            (302)            (19,467)           --
Endo International PLC                       (FEDEF-1D)1.16%          10/03/19          (3,091)            (19,721)           --
Envision Healthcare Corp                     (FEDEF-1D)1.16%          10/03/19            (118)             (5,027)           --


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                             17


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                   FUND PAYS/           TERMINATION          SHARES            NOTIONAL      UNREALIZED
                                              (RECEIVES)               DATE                                AMOUNT/     APPRECIATION/
                                                                                                            VALUE     (DEPRECIATION)
                                                                                                              $             $
------------------------------------------------------------------------------------------------------------------------------------
EOG Resources Inc                            (FEDEF-1D)1.16%        10/03/19             (12)             (1,198)           --
EQT Corp                                     (FEDEF-1D)1.16%        10/03/19            (117)             (7,317)           --
Equifax Inc                                  (FEDEF-1D)1.16%        10/03/19             (40)             (4,341)           --
Equity Residential                           (FEDEF-1D)1.16%        10/03/19             (60)             (4,036)           --
Essex Property Trust Inc                     (FEDEF-1D)1.16%        10/03/19             (47)            (12,334)           --
Everest Re Group Ltd                         (FEDEF-1D)1.16%        10/03/19             (17)             (4,037)           --
Eversource Energy                            (FEDEF-1D)1.16%        10/03/19            (374)            (23,427)           --
Exelon Corp.                                 (FEDEF-1D)1.16%        10/03/19            (351)            (14,114)           --
Express Scripts Holding Co                   (FEDEF-1D)1.16%        10/03/19            (294)            (18,019)           --
Extra Space Storage Inc                      (FEDEF-1D)1.16%        10/03/19             (36)             (2,937)           --
Exxon Mobil Corp                             (FEDEF-1D)1.16%        10/03/19             (59)             (4,918)           --
F5 Networks Inc                              (FEDEF-1D)1.16%        10/03/19              (2)              (243)            --
Fastenal Co                                  (FEDEF-1D)1.16%        10/03/19             (45)             (2,114)           --
Federal Realty Investment Trust              (FEDEF-1D)1.16%        10/03/19             (38)             (4,580)           --
Fidelity National Information Services Inc   (FEDEF-1D)1.16%        10/03/19             (99)             (9,183)           --
Fifth Third Bancorp                          (FEDEF-1D)1.16%        10/03/19            (110)             (3,179)           --
First Financial Bankshares Inc               (FEDEF-1D)1.16%        10/03/19            (145)             (6,619)           --
First Midwest Bancorp Inc                    (FEDEF-1D)1.16%        10/03/19            (560)            (12,930)           --
FirstEnergy Corp                             (FEDEF-1D)1.16%        10/03/19            (335)            (11,038)           --
FLIR Systems Inc                             (FEDEF-1D)1.16%        10/03/19            (589)            (27,577)           --
Fluor Corp                                   (FEDEF-1D)1.16%        10/03/19            (118)             (5,085)           --
FNB Corp                                     (FEDEF-1D)1.16%        10/03/19            (784)            (10,576)           --
Foot Locker Inc                              (FEDEF-1D)1.16%        10/03/19            (466)            (14,017)           --
Ford Motor Co                                (FEDEF-1D)1.16%        10/03/19          (1,026)            (12,589)           --
Franklin Resources Inc                       (FEDEF-1D)1.16%        10/03/19            (157)             (6,614)           --
Gap Inc                                      (FEDEF-1D)1.16%        10/03/19             (59)             (1,533)           --
Gartner Inc                                  (FEDEF-1D)1.16%        10/03/19             (74)             (9,273)           --
General Electric Co                          (FEDEF-1D)1.16%        10/03/19            (160)             (3,226)           --
General Mills Inc                            (FEDEF-1D)1.16%        10/03/19             (20)             (1,038)           --
Genuine Parts Co                             (FEDEF-1D)1.16%        10/03/19             (24)             (2,118)           --
Gilead Sciences Inc                          (FEDEF-1D)1.16%        10/03/19             (62)             (4,648)           --
Global Payments Inc                          (FEDEF-1D)1.16%        10/03/19             (63)             (6,549)           --
Globus Medical Inc                           (FEDEF-1D)1.16%        10/03/19            (256)             (8,159)           --
Goldman Sachs Group Inc                      (FEDEF-1D)1.16%        10/03/19             (68)            (16,489)           --
Goodyear Tire & Rubber Co                    (FEDEF-1D)1.16%        10/03/19             (22)               (673)           --
Granite Construction Inc                     (FEDEF-1D)1.16%        10/03/19            (102)             (6,496)           --
H&R Block Inc                                (FEDEF-1D)1.16%        10/03/19             (51)             (1,262)           --
Halliburton Co                               (FEDEF-1D)1.16%        10/03/19             (34)             (1,453)           --
Hanesbrands Inc                              (FEDEF-1D)1.16%        10/03/19             (50)             (1,125)           --
Harris Corp                                  (FEDEF-1D)1.16%        10/03/19             (36)             (5,016)           --
HCP Inc                                      (FEDEF-1D)1.16%        10/03/19            (434)            (11,215)           --
Helmerich & Payne Inc                        (FEDEF-1D)1.16%        10/03/19            (142)             (7,712)           --
Hewlett Packard Enterprise Co                (FEDEF-1D)1.16%        10/03/19          (1,147)            (15,966)           --
Highwoods Properties Inc                     (FEDEF-1D)1.16%        10/03/19             (73)             (3,727)           --
Hillenbrand Inc                              (FEDEF-1D)1.16%        10/03/19            (247)             (9,769)           --


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                            18


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                   FUND PAYS/           TERMINATION          SHARES            NOTIONAL      UNREALIZED
                                              (RECEIVES)               DATE                                AMOUNT/     APPRECIATION/
                                                                                                           VALUE      (DEPRECIATION)
                                                                                                              $             $
------------------------------------------------------------------------------------------------------------------------------------
HollyFrontier Corp                           (FEDEF-1D)1.16%        10/03/19            (226)             (8,351)           --
Home BancShares Inc                          (FEDEF-1D)1.16%        10/03/19            (417)             (9,374)           --
Host Hotels & Resorts Inc                    (FEDEF-1D)1.16%        10/03/19            (122)             (2,386)           --
HP Inc                                       (FEDEF-1D)1.16%        10/03/19            (480)            (10,344)           --
Hubbell Inc                                  (FEDEF-1D)1.16%        10/03/19            (132)            (16,608)           --
Huntington Bancshares Inc                    (FEDEF-1D)1.16%        10/03/19          (1,095)            (15,111)           --
II-VI Inc                                    (FEDEF-1D)1.16%        10/03/19            (195)             (8,814)           --
INC Research Holdings Inc                    (FEDEF-1D)1.16%        10/03/19            (164)             (9,373)           --
International Business Machines Corp         (FEDEF-1D)1.16%        10/03/19             (34)             (5,238)           --
International Flavors & Fragrances Inc       (FEDEF-1D)1.16%        10/03/19             (74)            (10,909)           --
International Paper Co                       (FEDEF-1D)1.16%        10/03/19            (238)            (13,630)           --
Interpublic Group of Cos Inc                 (FEDEF-1D)1.16%        10/03/19          (1,178)            (22,677)           --
Invesco Ltd                                  (FEDEF-1D)1.16%        10/03/19            (555)            (19,863)           --
iRobot Corp                                  (FEDEF-1D)1.16%        10/03/19             (76)             (5,106)           --
Iron Mountain Inc                            (FEDEF-1D)1.16%        10/03/19            (211)             (8,440)           --
ITT Inc                                      (FEDEF-1D)1.16%        10/03/19            (256)            (11,940)           --
j2 Global Inc                                (FEDEF-1D)1.16%        10/03/19             (95)             (7,043)           --
Jabil Inc                                    (FEDEF-1D)1.16%        10/03/19            (289)             (8,173)           --
Jack Henry & Associates Inc                  (FEDEF-1D)1.16%        10/03/19            (125)            (13,766)           --
Jacobs Engineering Group Inc                 (FEDEF-1D)1.16%        10/03/19            (291)            (16,939)           --
JB Hunt Transport Services Inc               (FEDEF-1D)1.16%        10/03/19             (79)             (8,405)           --
JBG SMITH Properties                         (FEDEF-1D)1.16%        10/03/19            (107)             (3,339)           --
JetBlue Airways Corp                         (FEDEF-1D)1.16%        10/03/19            (691)            (13,233)           --
John Bean Technologies Corp                  (FEDEF-1D)1.16%        10/03/19            (112)            (11,973)           --
Johnson & Johnson                            (FEDEF-1D)1.16%        10/03/19            (146)            (20,354)           --
Johnson Controls International plc           (FEDEF-1D)1.16%        10/03/19             (24)               (993)           --
JP Morgan Chase & Co                         (FEDEF-1D)1.16%        10/03/19            (140)            (14,085)           --
Juniper Networks Inc                         (FEDEF-1D)1.16%        10/03/19            (398)             (9,882)           --
KapStone Paper and Packaging Corp            (FEDEF-1D)1.16%        10/03/19            (373)             (8,378)           --
KBR Inc                                      (FEDEF-1D)1.16%        10/03/19            (497)             (9,756)           --
Kellogg Co                                   (FEDEF-1D)1.16%        10/03/19             (17)             (1,063)           --
Kennametal Inc                               (FEDEF-1D)1.16%        10/03/19            (126)             (5,500)           --
KeyCorp                                      (FEDEF-1D)1.16%        10/03/19          (1,241)            (22,648)           --
Kimco Realty Corp                            (FEDEF-1D)1.16%        10/03/19          (1,084)            (19,685)           --
Kinder Morgan Inc                            (FEDEF-1D)1.16%        10/03/19            (654)            (11,844)           --
Kohl's Corp                                  (FEDEF-1D)1.16%        10/03/19            (530)            (22,133)           --
Kraft Heinz Co                               (FEDEF-1D)1.16%        10/03/19             (26)             (2,011)           --
L Brands Inc                                 (FEDEF-1D)1.16%        10/03/19             (48)             (2,066)           --
LCI Industries                               (FEDEF-1D)1.16%        10/03/19             (60)             (7,428)           --
Leidos Holdings Inc                          (FEDEF-1D)1.16%        10/03/19            (148)             (9,253)           --
Lennar Corp                                  (FEDEF-1D)1.16%        10/03/19            (124)             (6,903)           --
Leucadia National Corp                       (FEDEF-1D)1.16%        10/03/19            (727)            (18,393)           --
Life Storage Inc                             (FEDEF-1D)1.16%        10/03/19             (75)             (6,062)           --
Lincoln Electric Holdings Inc                (FEDEF-1D)1.16%        10/03/19             (83)             (7,609)           --
Lincoln National Corp                        (FEDEF-1D)1.16%        10/03/19             (44)             (3,334)           --


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                                19


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                   FUND PAYS/           TERMINATION          SHARES            NOTIONAL      UNREALIZED
                                              (RECEIVES)               DATE                                AMOUNT/     APPRECIATION/
                                                                                                           VALUE      (DEPRECIATION)
                                                                                                              $              $
------------------------------------------------------------------------------------------------------------------------------------
Littelfuse Inc                               (FEDEF-1D)1.16%        10/03/19             (57)            (11,913)           --
LivaNova PLC                                 (FEDEF-1D)1.16%        10/03/19            (177)            (13,080)           --
LKQ Corp                                     (FEDEF-1D)1.16%        10/03/19            (299)            (11,269)           --
Loews Corp                                   (FEDEF-1D)1.16%        10/03/19            (371)            (18,368)           --
LyondellBasell Industries NV                 (FEDEF-1D)1.16%        10/03/19             (12)             (1,242)           --
M&T Bank Corp                                (FEDEF-1D)1.16%        10/03/19             (34)             (5,670)           --
Macy's Inc                                   (FEDEF-1D)1.16%        10/03/19          (1,113)            (20,880)           --
Mallinckrodt PLC                             (FEDEF-1D)1.16%        10/03/19          (1,077)            (34,109)           --
Marathon Oil Corp                            (FEDEF-1D)1.16%        10/03/19            (164)             (2,332)           --
Marathon Petroleum Corp                      (FEDEF-1D)1.16%        10/03/19            (189)            (11,291)           --
Mattel Inc                                   (FEDEF-1D)1.16%        10/03/19            (227)             (3,205)           --
MAXIMUS Inc                                  (FEDEF-1D)1.16%        10/03/19            (128)             (8,503)           --
MB Financial Inc                             (FEDEF-1D)1.16%        10/03/19            (156)             (7,167)           --
McCormick & Co Inc                           (FEDEF-1D)1.16%        10/03/19            (125)            (12,441)           --
McKesson Corp                                (FEDEF-1D)1.16%        10/03/19             (72)             (9,927)           --
Medicines Co                                 (FEDEF-1D)1.16%        10/03/19             (94)             (2,702)           --
Medidata Solutions Inc                       (FEDEF-1D)1.16%        10/03/19             (84)             (6,319)           --
Merck & Co Inc                               (FEDEF-1D)1.16%        10/03/19            (164)             (9,035)           --
Mercury Systems Inc                          (FEDEF-1D)1.16%        10/03/19            (194)             (9,791)           --
MetLife Inc                                  (FEDEF-1D)1.16%        10/03/19            (108)             (5,787)           --
Michael Kors Holdings Ltd                    (FEDEF-1D)1.16%        10/03/19             (60)             (2,929)           --
Mid-America Apartment Communities Inc        (FEDEF-1D)1.16%        10/03/19            (190)            (19,447)           --
Minerals Technologies Inc                    (FEDEF-1D)1.16%        10/03/19            (105)             (7,550)           --
Molson Coors Brewing Co                      (FEDEF-1D)1.16%        10/03/19            (179)            (14,476)           --
Mosaic Co                                    (FEDEF-1D)1.16%        10/03/19            (522)            (11,661)           --
Murphy Oil Corp                              (FEDEF-1D)1.16%        10/03/19            (652)            (17,441)           --
Mylan NV                                     (FEDEF-1D)1.16%        10/03/19            (853)            (30,461)           --
National Retail Properties Inc               (FEDEF-1D)1.16%        10/03/19             (94)             (3,777)           --
Navient Corp                                 (FEDEF-1D)1.16%        10/03/19          (1,200)            (14,952)           --
Neogen Corp                                  (FEDEF-1D)1.16%        10/03/19            (142)            (11,388)           --
NetApp Inc                                   (FEDEF-1D)1.16%        10/03/19            (246)            (10,927)           --
New York Community Bancorp Inc               (FEDEF-1D)1.16%        10/03/19            (557)             (6,996)           --
New York Times Co                            (FEDEF-1D)1.16%        10/03/19            (753)            (14,382)           --
Newell Brands Inc                            (FEDEF-1D)1.16%        10/03/19            (247)            (10,073)           --
Newfield Exploration Co                      (FEDEF-1D)1.16%        10/03/19             (29)               (893)           --
News Corp                                    (FEDEF-1D)1.16%        10/03/19          (4,030)            (55,050)           --
Nielsen Holdings PLC                         (FEDEF-1D)1.16%        10/03/19            (124)             (4,597)           --
Noble Energy Inc                             (FEDEF-1D)1.16%        10/03/19            (238)             (6,633)           --
Nordstrom Inc                                (FEDEF-1D)1.16%        10/03/19            (168)             (6,661)           --
Northern Trust Corp                          (FEDEF-1D)1.16%        10/03/19              (6)               (561)           --
NorthWestern Corp                            (FEDEF-1D)1.16%        10/03/19            (166)             (9,840)           --
Nucor Corp                                   (FEDEF-1D)1.16%        10/03/19             (13)               (752)           --
Occidental Petroleum Corp                    (FEDEF-1D)1.16%        10/03/19             (66)             (4,262)           --
Oceaneering International Inc                (FEDEF-1D)1.16%        10/03/19            (181)             (3,660)           --
OGE Energy Corp                              (FEDEF-1D)1.16%        10/03/19            (299)            (11,015)           --


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                               20


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                   FUND PAYS/           TERMINATION          SHARES            NOTIONAL      UNREALIZED
                                              (RECEIVES)               DATE                                AMOUNT/     APPRECIATION/
                                                                                                           VALUE      (DEPRECIATION)
                                                                                                             $              $
------------------------------------------------------------------------------------------------------------------------------------
Old National Bancorp                         (FEDEF-1D)1.16%        10/03/19            (433)             (7,881)           --
Omnicom Group Inc                            (FEDEF-1D)1.16%        10/03/19            (181)            (12,161)           --
ONEOK Inc                                    (FEDEF-1D)1.16%        10/03/19            (221)            (11,994)           --
Orbital ATK Inc                              (FEDEF-1D)1.16%        10/03/19             (89)            (11,831)           --
Packaging Corp of America                    (FEDEF-1D)1.16%        10/03/19            (128)            (14,883)           --
Palo Alto Networks Inc                       (FEDEF-1D)1.16%        10/03/19             (65)             (9,568)           --
Patterson Cos Inc                            (FEDEF-1D)1.16%        10/03/19             (25)               (925)           --
People's United Financial Inc                (FEDEF-1D)1.16%        10/03/19          (1,499)            (27,971)           --
Perrigo Co PLC                               (FEDEF-1D)1.16%        10/03/19            (317)            (25,674)           --
Pfizer Inc                                   (FEDEF-1D)1.16%        10/03/19            (704)            (24,682)           --
Phillips 66                                  (FEDEF-1D)1.16%        10/03/19             (93)             (8,470)           --
Pinnacle Financial Partners Inc              (FEDEF-1D)1.16%        10/03/19            (161)            (10,658)           --
Pinnacle West Capital Corp                   (FEDEF-1D)1.16%        10/03/19             (91)             (7,982)           --
Pioneer Natural Resources Co                 (FEDEF-1D)1.16%        10/03/19              (6)               (898)           --
PNC Financial Services Group Inc             (FEDEF-1D)1.16%        10/03/19            (159)            (21,750)           --
Prestige Brands Holdings Inc                 (FEDEF-1D)1.16%        10/03/19            (245)            (11,491)           --
Principal Financial Group Inc                (FEDEF-1D)1.16%        10/03/19            (222)            (14,619)           --
Prologis Inc                                 (FEDEF-1D)1.16%        10/03/19             (24)             (1,550)           --
Prosperity Bancshares Inc                    (FEDEF-1D)1.16%        10/03/19            (102)             (6,710)           --
Prudential Financial Inc                     (FEDEF-1D)1.16%        10/03/19            (149)            (16,459)           --
Public Service Enterprise Group Inc          (FEDEF-1D)1.16%        10/03/19            (260)            (12,792)           --
Public Storage                               (FEDEF-1D)1.16%        10/03/19             (18)             (3,731)           --
PulteGroup Inc                               (FEDEF-1D)1.16%        10/03/19            (226)             (6,832)           --
PVH Corp                                     (FEDEF-1D)1.16%        10/03/19            (132)            (16,739)           --
Quanta Services Inc                          (FEDEF-1D)1.16%        10/03/19            (595)            (22,449)           --
Ralph Lauren Corp                            (FEDEF-1D)1.16%        10/03/19             (40)             (3,577)           --
Range Resources Corp                         (FEDEF-1D)1.16%        10/03/19            (123)             (2,228)           --
Rayonier Inc                                 (FEDEF-1D)1.16%        10/03/19            (309)             (9,264)           --
Realty Income Corp                           (FEDEF-1D)1.16%        10/03/19            (164)             (8,802)           --
Regency Centers Corp                         (FEDEF-1D)1.16%        10/03/19             (58)             (3,570)           --
Regions Financial Corp                       (FEDEF-1D)1.16%        10/03/19          (1,028)            (15,913)           --
Robert Half International Inc                (FEDEF-1D)1.16%        10/03/19             (55)             (2,847)           --
Rockwell Automation Inc                      (FEDEF-1D)1.16%        10/03/19             (81)            (16,266)           --
Rogers Corp                                  (FEDEF-1D)1.16%        10/03/19             (55)             (8,364)           --
Ryder System Inc                             (FEDEF-1D)1.16%        10/03/19             (30)             (2,432)           --
Sabre Corp                                   (FEDEF-1D)1.16%        10/03/19            (339)             (6,631)           --
SBA Communications Corp                      (FEDEF-1D)1.16%        10/03/19            (341)            (53,598)           --
SCANA Corp                                   (FEDEF-1D)1.16%        10/03/19            (372)            (16,048)           --
Scripps Networks Interactive Inc             (FEDEF-1D)1.16%        10/03/19            (297)            (24,734)           --
Seagate Technology PLC                       (FEDEF-1D)1.16%        10/03/19            (289)            (10,684)           --
Selective Insurance Group Inc                (FEDEF-1D)1.16%        10/03/19            (146)             (8,702)           --
Semtech Corp                                 (FEDEF-1D)1.16%        10/03/19            (241)             (9,893)           --
Senior Housing Properties Trust              (FEDEF-1D)1.16%        10/03/19            (190)             (3,496)           --
Sensata Technologies Holding NV              (FEDEF-1D)1.16%        10/03/19            (327)            (15,994)           --
Signet Jewelers Ltd                          (FEDEF-1D)1.16%        10/03/19            (262)            (17,179)           --


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                               21


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                   FUND PAYS/           TERMINATION           SHARES           NOTIONAL      UNREALIZED
                                              (RECEIVES)               DATE                                AMOUNT/     APPRECIATION/
                                                                                                           VALUE      (DEPRECIATION)
                                                                                                              $               $
------------------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories Inc                     (FEDEF-1D)1.16%        10/03/19            (109)            (10,344)           --
Simon Property Group Inc                     (FEDEF-1D)1.16%        10/03/19             (31)             (4,815)           --
Simpson Manufacturing Co Inc                 (FEDEF-1D)1.16%        10/03/19            (205)            (11,427)           --
Sirius XM Holdings Inc                       (FEDEF-1D)1.16%        10/03/19          (4,281)            (23,289)           --
SL Green Realty Corp                         (FEDEF-1D)1.16%        10/03/19            (132)            (12,630)           --
SLM Corp                                     (FEDEF-1D)1.16%        10/03/19            (445)             (4,713)           --
Sonoco Products Co                           (FEDEF-1D)1.16%        10/03/19            (367)            (19,007)           --
South Jersey Industries Inc                  (FEDEF-1D)1.16%        10/03/19            (242)             (8,221)           --
Southwest Airlines Co                        (FEDEF-1D)1.16%        10/03/19            (203)            (10,934)           --
Southwestern Energy Co                       (FEDEF-1D)1.16%        10/03/19            (587)             (3,258)           --
Stamps.com Inc                               (FEDEF-1D)1.16%        10/03/19             (25)             (5,610)           --
State Street Corp                            (FEDEF-1D)1.16%        10/03/19             (28)             (2,576)           --
Stericycle Inc                               (FEDEF-1D)1.16%        10/03/19            (179)            (12,682)           --
STERIS PLC                                   (FEDEF-1D)1.16%        10/03/19            (165)            (15,399)           --
Sterling Bancorp                             (FEDEF-1D)1.16%        10/03/19            (311)             (7,791)           --
Steven Madden Ltd                            (FEDEF-1D)1.16%        10/03/19            (205)             (7,995)           --
SunTrust Banks Inc                           (FEDEF-1D)1.16%        10/03/19            (112)             (6,744)           --
Synchrony Financial                          (FEDEF-1D)1.16%        10/03/19            (342)            (11,156)           --
T Rowe Price Group Inc                       (FEDEF-1D)1.16%        10/03/19             (37)             (3,437)           --
Tapestry Inc                                 (FEDEF-1D)1.16%        10/03/19             (32)             (1,310)           --
Target Corp                                  (FEDEF-1D)1.16%        10/03/19            (290)            (17,122)           --
TCF Financial Corp                           (FEDEF-1D)1.16%        10/03/19            (390)             (7,106)           --
TE Connectivity Ltd                          (FEDEF-1D)1.16%        10/03/19            (112)            (10,189)           --
TechnipFMC PLC                               (FEDEF-1D)1.16%        10/03/19            (124)             (3,396)           --
TEGNA Inc                                    (FEDEF-1D)1.16%        10/03/19          (1,964)            (24,020)           --
Teradata Corp                                (FEDEF-1D)1.16%        10/03/19            (118)             (3,947)           --
Terex Corp                                   (FEDEF-1D)1.16%        10/03/19            (141)             (6,643)           --
Textron Inc                                  (FEDEF-1D)1.16%        10/03/19             (21)             (1,108)           --
Tiffany & Co                                 (FEDEF-1D)1.16%        10/03/19             (85)             (7,958)           --
Timken Co                                    (FEDEF-1D)1.16%        10/03/19            (143)             (6,742)           --
Torchmark Corp                               (FEDEF-1D)1.16%        10/03/19            (138)            (11,610)           --
Total System Services Inc                    (FEDEF-1D)1.16%        10/03/19             (99)             (7,133)           --
Tractor Supply Co                            (FEDEF-1D)1.16%        10/03/19             (34)             (2,049)           --
TransDigm Group Inc                          (FEDEF-1D)1.16%        10/03/19             (23)             (6,383)           --
Transocean Ltd.                              (FEDEF-1D)1.16%        10/03/19          (1,650)            (17,325)           --
Travelers Cos Inc                            (FEDEF-1D)1.16%        10/03/19             (95)            (12,583)           --
Trex Co Inc                                  (FEDEF-1D)1.16%        10/03/19            (119)            (13,025)           --
TripAdvisor Inc                              (FEDEF-1D)1.16%        10/03/19             (75)             (2,813)           --
Twenty-First Century Fox Inc                 (FEDEF-1D)1.16%        10/03/19          (1,011)            (26,438)           --
Tyler Technologies Inc                       (FEDEF-1D)1.16%        10/03/19             (42)             (7,446)           --
UDR Inc                                      (FEDEF-1D)1.16%        10/03/19             (68)             (2,638)           --
Ultimate Software Group Inc                  (FEDEF-1D)1.16%        10/03/19             (32)             (6,483)           --
Under Armour Inc                             (FEDEF-1D)1.16%        10/03/19             (74)               (926)           --
United Bankshares Inc                        (FEDEF-1D)1.16%        10/03/19            (296)            (10,641)           --
United Continental Holdings Inc              (FEDEF-1D)1.16%        10/03/19            (343)            (20,059)           --


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                               22


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                   FUND PAYS/           TERMINATION          SHARES            NOTIONAL      UNREALIZED
                                              (RECEIVES)               DATE                                AMOUNT/     APPRECIATION/
                                                                                                           VALUE      (DEPRECIATION)
                                                                                                             $               $
------------------------------------------------------------------------------------------------------------------------------------
United Parcel Service Inc                    (FEDEF-1D)1.16%        10/03/19            (110)            (12,928)           --
United Rentals Inc                           (FEDEF-1D)1.16%        10/03/19              (5)               (707)           --
Unum Group                                   (FEDEF-1D)1.16%        10/03/19             (38)             (1,978)           --
Urban Outfitters Inc                         (FEDEF-1D)1.16%        10/03/19             (92)             (2,256)           --
Valero Energy Corp                           (FEDEF-1D)1.16%        10/03/19             (49)             (3,866)           --
Valley National Bancorp                      (FEDEF-1D)1.16%        10/03/19            (664)             (7,636)           --
VEREIT Inc                                   (FEDEF-1D)1.16%        10/03/19            (456)             (3,598)           --
Verisk Analytics Inc                         (FEDEF-1D)1.16%        10/03/19            (176)            (14,969)           --
Verizon Communications Inc                   (FEDEF-1D)1.16%        10/03/19          (1,209)            (57,875)           --
VF Corp                                      (FEDEF-1D)1.16%        10/03/19             (40)             (2,786)           --
Viacom Inc                                   (FEDEF-1D)1.16%        10/03/19            (978)            (23,501)           --
ViaSat Inc                                   (FEDEF-1D)1.16%        10/03/19            (103)             (6,705)           --
Visa Inc                                     (FEDEF-1D)1.16%        10/03/19             (80)             (8,798)           --
Vornado Realty Trust                         (FEDEF-1D)1.16%        10/03/19            (173)            (12,951)           --
Vulcan Materials Co                          (FEDEF-1D)1.16%        10/03/19             (46)             (5,601)           --
Walt Disney Co                               (FEDEF-1D)1.16%        10/03/19             (91)             (8,901)           --
Waste Management Inc                         (FEDEF-1D)1.16%        10/03/19             (92)             (7,560)           --
Watts Water Technologies Inc                 (FEDEF-1D)1.16%        10/03/19            (209)            (14,087)           --
Wells Fargo & Co                             (FEDEF-1D)1.16%        10/03/19            (318)            (17,853)           --
Welltower Inc                                (FEDEF-1D)1.16%        10/03/19            (178)            (11,919)           --
Westar Energy Inc                            (FEDEF-1D)1.16%        10/03/19            (260)            (13,905)           --
Western Digital Corp                         (FEDEF-1D)1.16%        10/03/19            (122)            (10,891)           --
WestRock Co                                  (FEDEF-1D)1.16%        10/03/19            (240)            (14,719)           --
Weyerhaeuser Co                              (FEDEF-1D)1.16%        10/03/19             (37)             (1,329)           --
Wintrust Financial Corp                      (FEDEF-1D)1.16%        10/03/19            (126)            (10,243)           --
WPX Energy Inc                               (FEDEF-1D)1.16%        10/03/19            (303)             (3,418)           --
Xerox Corp                                   (FEDEF-1D)1.16%        10/03/19            (141)             (4,274)           --
XL Group Ltd                                 (FEDEF-1D)1.16%        10/03/19            (365)            (14,772)           --
Zions Bancorporation                         (FEDEF-1D)1.16%        10/03/19            (328)            (15,239)           --
Zoetis Inc                                   (FEDEF-1D)1.16%        10/03/19            (330)            (21,061)           --
Inpex Corp                                   (LIBOR-1M)-0.05%       08/07/19            (100)             (1,060)           --
Aeon Mall Co Ltd                             (MUTSC-1D)-0.04%       08/07/19            (300)             (5,320)           --
American Airlines Group Inc                  (MUTSC-1D)-0.04%       10/03/19            (168)             (7,866)           --
Bridgestone Corp                             (MUTSC-1D)-0.04%       08/07/19            (100)             (4,743)           --
Chubu Electric Power Co Inc                  (MUTSC-1D)-0.04%       08/07/19            (100)             (1,282)           --
Chugoku Bank Ltd                             (MUTSC-1D)-0.04%       08/07/19            (100)             (1,420)           --
Credit Saison Co Ltd                         (MUTSC-1D)-0.04%       08/07/19            (100)             (2,001)           --
Dai Nippon Printing Co Ltd                   (MUTSC-1D)-0.04%       08/07/19            (100)             (2,381)           --
Dai-ichi Life Holdings Inc                   (MUTSC-1D)-0.04%       08/07/19            (100)             (1,886)           --
Daiwa House Industry Co Ltd                  (MUTSC-1D)-0.04%       08/07/19            (100)             (3,643)           --
Denso Corp                                   (MUTSC-1D)-0.04%       08/07/19            (100)             (5,449)           --
Electric Power Development Co Ltd            (MUTSC-1D)-0.04%       08/07/19            (100)             (2,504)           --
Hachijuni Bank Ltd                           (MUTSC-1D)-0.04%       08/07/19            (200)             (1,243)           --
Hankyu Hanshin Holdings Inc                  (MUTSC-1D)-0.04%       08/07/19            (100)             (3,877)           --
Hiroshima Bank Ltd                           (MUTSC-1D)-0.04%       08/07/19            (200)             (1,679)           --


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                               23



                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                   FUND PAYS/           TERMINATION         SHARES             NOTIONAL      UNREALIZED
                                              (RECEIVES)               DATE                                AMOUNT/     APPRECIATION/
                                                                                                           VALUE      (DEPRECIATION)
                                                                                                              $              $
------------------------------------------------------------------------------------------------------------------------------------
Hitachi Metals Ltd                           (MUTSC-1D)-0.04%       08/07/19            (500)             (6,433)           --
Honda Motor Co Ltd                           (MUTSC-1D)-0.04%       08/07/19            (100)             (3,100)           --
Hulic Co Ltd                                 (MUTSC-1D)-0.04%       08/07/19            (500)             (5,126)           --
Idemitsu Kosan Co Ltd                        (MUTSC-1D)-0.04%       08/07/19            (100)             (2,900)           --
Iida Group Holdings Co Ltd                   (MUTSC-1D)-0.04%       08/07/19            (100)             (1,906)           --
Isetan Mitsukoshi Holdings Ltd               (MUTSC-1D)-0.04%       08/07/19          (1,000)            (10,807)           --
Isuzu Motors Ltd                             (MUTSC-1D)-0.04%       08/07/19            (200)             (2,902)           --
ITOCHU Corp                                  (MUTSC-1D)-0.04%       08/07/19            (100)             (1,741)           --
J Front Retailing Co Ltd                     (MUTSC-1D)-0.04%       08/07/19            (800)            (11,743)           --
Japan Post Bank Co Ltd                       (MUTSC-1D)-0.04%       08/07/19            (100)             (1,259)           --
Japan Post Holdings Co Ltd                   (MUTSC-1D)-0.04%       08/07/19            (100)             (1,151)           --
JFE Holdings Inc                             (MUTSC-1D)-0.04%       08/07/19            (300)             (6,389)           --
Kansai Electric Power Co Inc                 (MUTSC-1D)-0.04%       08/07/19            (100)             (1,362)           --
Keikyu Corp                                  (MUTSC-1D)-0.04%       08/07/19            (100)             (2,058)           --
Keio Corp                                    (MUTSC-1D)-0.04%       08/07/19            (100)             (4,339)           --
Keisei Electric Railway Co Ltd               (MUTSC-1D)-0.04%       08/07/19            (100)             (3,001)           --
Kintetsu Group Holdings Co Ltd               (MUTSC-1D)-0.04%       08/07/19            (100)             (3,828)           --
Kobe Steel Ltd                               (MUTSC-1D)-0.04%       08/07/19            (400)             (3,344)           --
Kyushu Electric Power Co Inc                 (MUTSC-1D)-0.04%       08/07/19            (100)             (1,135)           --
Kyushu Financial Group Inc                   (MUTSC-1D)-0.04%       08/07/19            (200)             (1,262)           --
Marubeni Corp                                (MUTSC-1D)-0.04%       08/07/19            (200)             (1,332)           --
Marui Group Co Ltd                           (MUTSC-1D)-0.04%       08/07/19            (700)            (10,627)           --
Maruichi Steel Tube Ltd                      (MUTSC-1D)-0.04%       08/07/19            (200)             (6,072)           --
Mazda Motor Corp                             (MUTSC-1D)-0.04%       08/07/19            (300)             (4,282)           --
Mitsubishi Corp                              (MUTSC-1D)-0.04%       08/07/19            (100)             (2,331)           --
Mitsubishi Estate Co Ltd                     (MUTSC-1D)-0.04%       08/07/19            (300)             (5,400)           --
Mitsubishi Motors Corp                       (MUTSC-1D)-0.04%       08/07/19            (400)             (3,172)           --
Mitsubishi UFJ Financial Group Inc           (MUTSC-1D)-0.04%       08/07/19            (200)             (1,342)           --
Mitsui & Co Ltd                              (MUTSC-1D)-0.04%       08/07/19            (100)             (1,486)           --
Mitsui Fudosan Co Ltd                        (MUTSC-1D)-0.04%       08/07/19            (200)             (4,622)           --
Mizuho Financial Group Inc                   (MUTSC-1D)-0.04%       08/07/19            (600)             (1,082)           --
Nagoya Railroad Co Ltd                       (MUTSC-1D)-0.04%       08/07/19            (100)             (2,239)           --
NGK Spark Plug Co Ltd                        (MUTSC-1D)-0.04%       08/07/19            (100)             (2,252)           --
Nippon Steel & Sumitomo Metal Corp           (MUTSC-1D)-0.04%       08/07/19            (300)             (7,131)           --
Nissan Motor Co Ltd                          (MUTSC-1D)-0.04%       08/07/19            (400)             (3,867)           --
NOK Corp                                     (MUTSC-1D)-0.04%       08/07/19            (200)             (4,870)           --
Nomura Holdings Inc                          (MUTSC-1D)-0.04%       08/07/19            (200)             (1,142)           --
Nomura Real Estate Holdings Inc              (MUTSC-1D)-0.04%       08/07/19            (300)             (6,563)           --
Odakyu Electric Railway Co Ltd               (MUTSC-1D)-0.04%       08/07/19            (200)             (3,890)           --
ORIX Corp                                    (MUTSC-1D)-0.04%       08/07/19            (100)             (1,706)           --
Resona Holdings Inc                          (MUTSC-1D)-0.04%       08/07/19            (200)             (1,070)           --
SBI Holdings Inc                             (MUTSC-1D)-0.04%       08/07/19            (100)             (1,566)           --
Shinsei Bank Ltd                             (MUTSC-1D)-0.04%       08/07/19            (100)             (1,673)           --
Stanley Electric Co Ltd                      (MUTSC-1D)-0.04%       08/07/19            (100)             (3,665)           --
Subaru Corp                                  (MUTSC-1D)-0.04%       08/07/19            (100)             (3,422)           --


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                            24


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                     FUND PAYS/         TERMINATION            SHARES         NOTIONAL      UNREALIZED
                                                (RECEIVES)             DATE                               AMOUNT/     APPRECIATION/
                                                                                                          VALUE      (DEPRECIATION)
                                                                                                             $             $
------------------------------------------------------------------------------------------------------------------------------------
Sumitomo Corp                                (MUTSC-1D)-0.04%      08/07/19                 (100)        (1,438)           --
Sumitomo Electric Industries Ltd             (MUTSC-1D)-0.04%      08/07/19                 (100)        (1,691)           --
Sumitomo Rubber Industries Ltd               (MUTSC-1D)-0.04%      08/07/19                 (200)        (3,774)           --
T&D Holdings Inc                             (MUTSC-1D)-0.04%      08/07/19                 (100)        (1,539)           --
Takashimaya Co Ltd                           (MUTSC-1D)-0.04%      08/07/19               (1,000)        (9,135)           --
Tobu Railway Co Ltd                          (MUTSC-1D)-0.04%      08/07/19                 (100)        (2,922)           --
Tohoku Electric Power Co Inc                 (MUTSC-1D)-0.04%      08/07/19                 (100)        (1,304)           --
Tokyo Electric Power Co Holdings Inc         (MUTSC-1D)-0.04%      08/07/19                 (300)        (1,225)           --
Tokyo Tatemono Co Ltd.                       (MUTSC-1D)-0.04%      08/07/19                 (400)        (5,565)           --
Tokyu Corp                                   (MUTSC-1D)-0.04%      08/07/19                 (200)        (3,010)           --
Tokyu Fudosan Holdings Corp                  (MUTSC-1D)-0.04%      08/07/19                 (800)        (5,210)           --
Toyo Seikan Group Holdings Ltd               (MUTSC-1D)-0.04%      08/07/19                 (100)        (1,754)           --
Toyoda Gosei Co Ltd                          (MUTSC-1D)-0.04%      08/07/19                 (100)        (2,418)           --
Toyota Industries Corp                       (MUTSC-1D)-0.04%      08/07/19                 (100)        (6,081)           --
Yamaha Motor Co Ltd                          (MUTSC-1D)-0.04%      08/07/19                 (100)        (2,966)           --
Yokohama Rubber Co Ltd                       (MUTSC-1D)-0.04%      08/07/19                 (100)        (2,227)           --
AstraZeneca PLC                              (SONIA-1D)0.22%       06/24/19                 (246)       (16,438)           --
Barclays PLC                                 (SONIA-1D)0.22%       06/21/19               (2,490)        (6,149)           --
British American Tobacco PLC                 (SONIA-1D)0.22%       06/21/19                 (167)       (10,802)           --
British Land Co PLC                          (SONIA-1D)0.22%       06/21/19               (2,096)       (16,728)           --
GlaxoSmithKline PLC                          (SONIA-1D)0.22%       06/21/19                 (825)       (14,872)           --
Hammerson PLC                                (SONIA-1D)0.22%       06/21/19               (2,236)       (15,559)           --
HSBC Holdings PLC                            (SONIA-1D)0.22%       06/21/19                 (640)        (6,241)           --
Imperial Brands PLC                          (SONIA-1D)0.22%       06/21/19                 (253)       (10,316)           --
Intu Properties PLC                          (SONIA-1D)0.22%       06/21/19               (5,513)       (15,813)           --
J Sainsbury PLC                              (SONIA-1D)0.22%       06/21/19               (3,527)       (11,358)           --
Ladbrokes Coral Group PLC                    (SONIA-1D)0.22%       06/21/19               (7,628)       (12,905)           --
Land Securities Group PLC                    (SONIA-1D)0.22%       06/21/19               (1,276)       (16,369)           --
Lloyds Banking Group PLC                     (SONIA-1D)0.22%       06/21/19               (7,594)        (6,887)           --
Royal Bank of Scotland Group PLC             (SONIA-1D)0.22%       06/21/19               (2,039)        (7,649)           --
Segro PLC                                    (SONIA-1D)0.22%       06/21/19               (2,270)       (16,368)           --
Shire PLC                                    (SONIA-1D)0.22%       06/21/19                 (323)       (15,960)           --
Standard Chartered PLC                       (SONIA-1D)0.22%       06/21/19                 (687)        (6,846)           --
Tesco PLC                                    (SONIA-1D)0.22%       06/21/19               (4,384)       (10,561)           --
William Hill PLC                             (SONIA-1D)0.22%       06/21/19               (3,841)       (13,180)           --
Wm Morrison Supermarkets PLC                 (SONIA-1D)0.22%       06/21/19               (3,627)       (10,799)           --
                                                                                                                           -----
                                                                                                                           --
                                                                                                                           =====

EONIA -- EURO OVERNIGHT INDEX AVERAGE
FEDEF -- FEDERAL FUNDS RATE
LIBOR -- LONDON INTERBANK OFFERED RATE
MUTSC -- DOW JONES HIGH YIELD 10 INDEX
SONIA -- STERLING OVERNIGHT INTERBANK AVERAGE RATE

                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                                 25


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

A list of open futures contracts held by the Fund at October 31, 2017 are as follows:
--------------------------------------------------------------------------------

TYPE OF CONTRACT          NUMBER OF       EXPIRATION      NOTIONAL      VALUE           UNREALIZED
                          CONTRACTS          DATE          AMOUNT         $            APPRECIATION/
                         LONG/(SHORT)                         $                       (DEPRECIATION)
                                                                                             $
---------------------------------------------------------------------------------------------------------
3-Month EURIBOR               3            Jun-2018        894,582       876,461            189
3-Month EURIBOR               6            Sep-2018      1,775,720     1,752,659            968
3-Month EURIBOR               7            Dec-2018      2,071,922     2,044,157          1,656
3-Month EURIBOR               7            Mar-2019      2,070,771     2,043,036          1,669
3-Month EURIBOR               7            Jun-2019      2,068,110     2,041,813          1,620
3-Month EURIBOR               7            Sep-2019      2,062,104     2,040,488          1,411
3-Month EURIBOR               7            Dec-2019      2,060,835     2,038,959          1,191
3-Month EURIBOR               6            Mar-2020      1,751,496     1,746,456            913
3-Month EURIBOR               6            Jun-2020      1,764,497     1,745,145            879
3-Month EURIBOR               5            Sep-2020      1,471,677     1,453,196            420
3-Month EURIBOR               2            Dec-2020        582,195       580,812            113
90-Day Bank Bill              5            Dec-2017        948,087       941,950             32
90-Day Bank Bill              4            Mar-2018        774,773       753,406            407
90-Day Bank Bill              3            Jun-2018        550,376       541,840            263
90-Day Bank Bill              2            Sep-2018        384,941       376,128            238
90-Day Euro$                  4            Jun-2018        984,752       982,350         (2,402)
90-Day Euro$                  5            Sep-2018      1,230,315     1,226,938         (3,378)
90-Day Euro$                  3            Dec-2018        737,939       735,563         (2,377)
90-Day Euro$                  1            Mar-2019        245,913       245,050           (863)
90-Day Euro$                  1            Sep-2020        245,376       244,438           (938)
90-Day Euro$                  1            Dec-2020        244,263       244,325             62
90-Day Sterling               1            Jun-2018        161,440       164,732           (520)
90-Day Sterling               1            Sep-2018        160,728       164,616           (570)
90-Day Sterling               1            Dec-2018        161,294       164,517           (587)
90-Day Sterling               1            Jun-2020        160,872       164,068           (606)
90-Day Sterling               1            Sep-2020        160,807       164,002           (606)
Amsterdam Index               1            Nov-2017        128,097       128,528          1,533
AUD/USD Currency             11            Dec-2017        873,236       841,720        (31,516)
Australian 10-Year Bond       2            Dec-2017        207,630       197,596           (648)
Australian 3-Year Bond        4            Dec-2017        354,295       342,248            284
Brent Crude                   2            Feb-2018        114,511       121,320          6,809
CAC40 10 Euro Index           5            Nov-2017        314,851       320,447          8,349
CAD Currency                 10            Dec-2017        816,850       775,750        (41,100)
Canola                        1            Jan-2018          8,038         8,047            147
CBOT Mini DJIA                2            Dec-2017        220,536       233,250         12,714
Coffee                       (4)           Dec-2017       (211,160)     (187,650)        23,510
Coffee                       (2)           Mar-2018        (98,605)      (96,450)         2,155
Copper                        1            Dec-2017         81,013        77,525         (3,488)
Corn                        (15)           Dec-2017       (272,242)     (259,313)        12,929
Corn                         (8)           Mar-2018       (150,733)     (143,800)         6,933


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                            26


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

TYPE OF CONTRACT          NUMBER OF       EXPIRATION      NOTIONAL      VALUE          UNREALIZED
                          CONTRACTS          DATE          AMOUNT         $           APPRECIATION/
                         LONG/(SHORT)                         $                      (DEPRECIATION)
                                                                                             $
---------------------------------------------------------------------------------------------------------
DAX Index                     2            Dec-2017        743,184       770,145        42,599
Euro                         16            Dec-2017      2,388,509     2,336,200       (52,309)
Euro Stoxx 50                32            Dec-2017      1,341,428     1,371,093        57,174
Euro-Bobl                    16            Dec-2017      2,491,093     2,456,262         5,888
Euro-BTP                      1            Dec-2017        161,080       162,615         4,668
Euro-Bund                    10            Dec-2017      1,921,318     1,895,947         9,503
Euro-OAT                      2            Dec-2017        370,266       366,864         2,825
Euro-Schatz                  39            Dec-2017      5,204,218     5,100,517         3,513
Feeder Cattle                 1            Jan-2018         77,563        79,788         2,225
FTSE 100 Index                6            Dec-2017        589,647       594,988         4,326
FTSE China A50 Index          8            Nov-2017         99,823       102,600         2,777
FTSE/JSE Top 40 Index         2            Dec-2017         75,495        75,221         2,121
Gasoline                      3            Dec-2017        211,165       218,295         7,130
Gasoline                      2            Jan-2018        138,836       143,850         5,014
Gold                          6            Dec-2017        787,543       762,300       (25,243)
Hang Seng China Enterprises
 Index                        5            Nov-2017        366,879       368,889         1,950
Hang Seng Index               4            Nov-2017        724,261       722,910        (1,444)
Heating Oil                   1            Jan-2018         75,941        78,977         3,036
ICE Brent Crude               4            Jan-2018        231,422       243,760        12,338
Japanese 10-Year Bond         1            Dec-2017      1,393,060     1,324,210        (5,344)
Japanese Yen                (42)           Dec-2017     (4,729,777)   (4,627,088)      102,690
KC HRW Wheat                 (4)           Dec-2017        (87,310)      (83,300)        4,010
KC HRW Wheat                 (1)           Mar-2018        (22,912)      (21,725)        1,187
Lean Hogs                     3            Dec-2017         72,122        81,600         9,478
Lean Hogs                     2            Feb-2018         53,971        58,400         4,429
Live Cattle                   4            Dec-2017        186,442       201,000        14,558
Live Cattle                   2            Feb-2018         95,121       103,640         8,519
LME Copper                    2            Jan-2018        351,503       341,913        (9,591)
LME Lead                      1            Jan-2018         60,099        60,325           226
LME Nickel                    1            Jan-2018         69,533        73,776         4,243
LME Primary Aluminum          6            Jan-2018        321,322       323,775         2,453
LME Zinc                      1            Jan-2018         79,830        81,900         2,070
Long Gilt 10-Year Bond        2            Dec-2017        332,032       330,208        (7,994)
Low Sulphur Gasoil            2            Nov-2017        105,251       110,200         4,949
Low Sulphur Gasoil            2            Dec-2017        103,826       109,550         5,724
Mexican Peso                 20            Dec-2017        552,661       518,000       (34,661)
MillWheat                    (1)           Dec-2017         (9,517)       (9,436)         (135)
MSCI Emerging Markets        11            Dec-2017        608,177       618,310        10,133
MSCI Singapore Index          3            Nov-2017         82,178        83,445         1,354


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                            27


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------------
TYPE OF CONTRACT          NUMBER OF       EXPIRATION      NOTIONAL      VALUE          UNREALIZED
                          CONTRACTS          DATE          AMOUNT         $           APPRECIATION/
                         LONG/(SHORT)                         $                      (DEPRECIATION)
                                                                                             $
---------------------------------------------------------------------------------------------------------
MSCI Taiwan Index               5          Nov-2017       202,063        203,500           1,437
NASDAQ 100 IndexE-MINI          9          Dec-2017     1,080,297      1,124,955          44,658
Natural Gas                   (10)         Dec-2017      (308,345)      (289,600)         18,745
Natural Gas                    (4)         Jan-2018      (126,738)      (121,040)          5,698
New Zealand 3-Month T-Bill      2          Dec-2017       356,808        335,845             115
New Zealand 3-Month T-Bill      2          Mar-2018       356,644        335,708             134
New Zealand Dollar             (1)         Dec-2017       (68,469)       (68,360)            109
Nikkei 225 Index                6          Dec-2017     1,092,338      1,159,025          90,006
NY Harbor ULSD                  3          Dec-2017       225,021        236,943          11,922
NYMEX Cocoa                    (4)         Dec-2017       (77,548)       (83,126)         (5,006)
NYMEX Cocoa                    (2)         Mar-2018       (39,944)       (41,832)         (1,625)
OMXS tockholm 30                6          Nov-2017       120,471        119,670           2,539
Red Wheat                       1          Dec-2017        33,582         30,638          (2,945)
Russell 2000 Index E-MINI     (30)         Dec-2017    (2,134,084)    (2,254,050)       (119,966)
S&P 500 Index E-MINI           35          Dec-2017     4,371,601      4,502,225         130,624
S&P Mid Cap 400 Index E-MINI    1          Dec-2017       173,826        183,390           9,564
S&P TSX 60I ndex                1          Dec-2017       148,131        146,707           2,800
SGX Nifty 50                    5          Dec-2017       102,274        103,790           1,516
Short-Term Euro-BTP             2          Dec-2017       267,588        263,580           1,180
Soybean                        (1)         Jan-2018       (49,437)       (49,238)            199
Soybean Meal                   (1)         Dec-2017       (31,639)       (31,180)            459
Soybean Oil                     2          Dec-2017        41,095         41,700             605
Soybean Oil                     1          Jan-2018        20,779         20,952             173
SPI 200 Index                   5          Dec-2017       571,298        564,326          10,645
Sugar No.11                    (9)         Mar-2018      (147,309)      (148,579)         (1,270)
Sugar No.11                    (5)         May-2018       (83,090)       (82,992)             98
Swiss Franc                   (11)         Dec-2017    (1,422,219)    (1,382,013)         40,207
Topix Index                     7          Dec-2017     1,027,642      1,086,069          87,867
U.S. 2-Year Treasury Note     (15)         Dec-2017    (3,240,179)    (3,230,391)          9,789
U.S. 5-Year Treasury Note      (5)         Dec-2017      (587,521)      (585,938)          1,583
U.S. 10-Year Treasury Note     11          Dec-2017     1,394,490      1,374,313         (20,178)
U.S. Long Treasury Bond         5          Dec-2017       780,815        762,344         (18,471)
U.S. Ultra-Long Treasury Bond   3          Dec-2017       509,658        494,344         (15,314)
Wheat                          (5)         Dec-2017      (109,297)      (104,625)          4,672
Wheat                          (3)         Mar-2018       (69,861)       (65,400)          4,461
WTI Crude Oil                  (2)         Dec-2017      (102,829)      (108,760)         (5,931)
WTI Crude Oil                  (1)         Jan-2018       (51,939)       (54,590)         (2,651)
                                                       -------------------------------------------
                                                       49,955,358     49,754,557         492,632
                                                       ===========================================


                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                                                 28


                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

AUD -- AUSTRALIAN DOLLAR
Bobl -- GERMAN FEDERAL OBLIGATIONS
BTP -- LONG ITALIAN BOND
CAC -- COTATION ASSISTEE EN CONTINU (PARIS STOCK EXCHANGE)
CAD -- CANADIAN DOLLAR
CBOT -- CHICAGO BOARD OF TRADE
DAX -- DEUTSCHE BOERSE AG GERMAN STOCK INDEX
DJIA -- DOW JONES INDUSTRIAL AVERAGE
EURIBOR -- EURO INTERBANK OFFERED RATE
E-MINI -- FUTURES CONTRACT 1/5 THE SIZE OF A STANDARD CONTRACT
FTSE -- FINANCIAL TIMES STOCK EXCHANGE
ICE -- INTERCONTINENTAL EXCHANGE
JSE -- JOHANNESBURG STOCK EXCHANGE
KC HRW -- KANSAS CITY HARD RED WINTER
LME -- LONDON METAL EXCHANGE
MSCI -- MORGAN STANLEY CAPITAL INTERNATIONAL
NASDAQ -- NATIONAL ASSOCIATION OF SECURITIES DEALERS AUTOMATED QUOTATIONS NYMEX -- NEW YORK MERCANTILE EXCHANGE
OAT -- OBLIGATIONS ASSIMILABLES DU TRESOR (FRENCH GOVERNMENT)
OMX -- STOCKHOLM STOCK EXCHANGE
S&P -- STANDARD & POORS
SGX -- SINGAPORE EXCHANGE
Schatz -- SHORT-TERM GERMAN FEDERAL OBLIGATIONS
SPI -- SHARE PRICE INDEX
TSX -- TORONTO STOCK EXCHANGE
WTI -- WEST TEXAS INTERMEDIATE
ULSD -- ULTRA--LOW SULPHUR DIESEL
USD -- UNITED STATES DOLLAR

As of October 31, 2017, the Fund's net assets were $15,261,154.

The following shows the levels of inputs used as of October 31, 2017, in valuing the Fund's financial instruments carried at fair value:

--------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES           LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                      $            $          $         $
--------------------------------------------------------------------------------
 U.S.Treasury Obligations               --     7,980,078       --   7,980,078
                                 -----------------------------------------------
Total Investments in Securities         --     7,980,078       --   7,980,078
                                 ===============================================

FINANCIAL INSTRUMENTS               LEVEL 1      LEVEL 2     LEVEL 3   TOTAL
                                      $           $         $        $
--------------------------------------------------------------------------------
 Equity Swaps*
   Unrealized appreciation              --         --       --       --
   Unrealized depreciation              --         --       --       --
 Futures Contracts
   Unrealized appreciation         911,808         --       --        911,808
   Unrealized depreciation        (419,176)        --       --       (419,176)
                                 -----------------------------------------------
Total Financial Instruments        492,632         --       --        492,632
                                 ===============================================


* Equity swaps reflect a fair value of $0 at the close of business on October 31, 2017 as the monthly realization of gains and losses on these positions was crystallized on October 31, 2017, upon the monthly re-set. The cumulative net realized gain for the year ended October 31, 2017 was $733,015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

ASSETS:                                                                  $
                                                                    -----------
Investments (Cost $7,987,987) (Note 3) .............................  7,980,078
Cash collateral on derivative contracts ............................  3,272,720
Cash ...............................................................  2,955,726
Foreign currency (Cost $447,786) ...................................    445,918
Deposits held with broker (Note 2) .................................    443,651
Due from broker (Note 2) ...........................................    302,074
Receivable from Investment Adviser (Note 7) ........................    115,261
Dividends receivable ...............................................     24,689
Prepaid expenses ...................................................      9,662
                                                                    -----------
    Total assets ................................................... 15,549,779
                                                                    -----------
LIABILITIES:
Due to broker (Note 2) .............................................    162,175
Payable due to Administrator (Note 6). .............................     14,014
Dividends payable (Note 2) .........................................      5,901
Interest payable (Note 2) ..........................................      3,822
Chief Compliance Officer fees payable (Note 5) .....................      1,975
Payable due to Trustees ............................................        497
Other accrued expenses .............................................    100,241
                                                                    -----------
    Total liabilities ..............................................    288,625
                                                                    -----------
NET ASSETS ......................................................... 15,261,154
                                                                    ===========
Net assets consist of:
Paid-in capital .................................................... 16,456,128
Undistributed net investment income ................................     94,028
Accumulated net realized loss on futures contracts,
  swap contracts and foreign currency transactions ................. (1,771,866)
Net unrealized depreciation on investments .........................     (7,909)
Net unrealized appreciation on futures contracts ...................    492,632
Net unrealized depreciation on foreign currency translation ........     (1,859)
                                                                    -----------
NET ASSETS ......................................................... 15,261,154
                                                                    ===========
NET ASSET VALUE, Offering and Redemption Price Per Share--
  Class I shares (unlimited authorization - no par value)
  ($15,261,154 / 883,629 shares) ...................................      17.27
                                                                    ===========


                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF OPERATIONS

INVESTMENT INCOME                                                          $
                                                                      ---------
Dividends ...........................................................    96,927
Interest ............................................................    15,655
Less: foreign taxes withheld ........................................      (297)
                                                                      ---------
   Total investment income ..........................................   112,285
                                                                      ---------
EXPENSES
Professional fees ...................................................   319,998
Investment advisory fees (Note 7) ...................................   174,900
Administration fees (Note 6) ........................................   164,923
Dividend expense (Note 2) ...........................................    78,599
Custodian fees ......................................................    66,950
Transfer Agent fees .................................................    42,501
Interest expense (Note 2) ...........................................    40,657
Trustees' fees ......................................................    33,568
Printing fees .......................................................    25,730
Insurance and other expenses ........................................    12,282
Chief Compliance Officer fees (Note 5) ..............................     5,766
                                                                      ---------
   TOTAL EXPENSES ...................................................   965,874
                                                                      ---------
LESS:
Investment advisory fees waived (Note 7) ............................  (174,900)
Reimbursement from Investment Adviser (Note 7) ......................  (446,460)
                                                                      ---------
   NET EXPENSES .....................................................   344,514
                                                                      ---------
NET INVESTMENT LOSS .................................................  (232,229)
                                                                      ---------
NET REALIZED (LOSS)/GAIN ON:
   Futures contracts ................................................  (502,117)
   Swap contracts ...................................................   733,015
   Foreign currency transactions ....................................    20,042
                                                                      ---------
                                                                        250,940
                                                                      ---------
NET CHANGE IN UNREALIZED (DEPRECIATION)/APPRECIATION ON:
   Investments ......................................................    (7,909)
   Futures contracts ................................................   516,179
   Foreign currency and translation of other assets and
     liabilities denominated in foreign currency ....................    (1,131)
                                                                      ---------
                                                                        507,139
                                                                      ---------
Net realized gain and unrealized appreciation .......................   758,079
                                                                      =========
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................   525,850
                                                                      =========

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

[WINTON LOGO]                              Winton Diversified Opportunities Fund
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                                                     YEAR ENDED      YEAR ENDED
                                                     OCTOBER 31,     OCTOBER 31,
                                                        2017            2016
OPERATIONS:                                               $               $
                                                   -----------      -----------
   Net investment loss ...........................    (232,229)         (70,662)
   Net realized gain/(loss) on futures
     contracts, swap contracts and foreign
     currency transactions .......................     250,940       (1,612,293)
   Net change in unrealized appreciation/
     (depreciation) on futures contracts,
     foreign currency and translation of
     other assets and liabilities denominated
     in foreign currency .........................     507,139          742,179
                                                   -----------      -----------
   Net increase/(decrease) in net assets
     resulting from operations ...................     525,850         (940,776)
                                                   -----------      -----------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net investment income .........................          --         (773,521)
   Return of capital .............................          --              (51)
                                                   -----------      -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .............          --         (773,572)
                                                   -----------      -----------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS I SHARES
   Issued ........................................   3,220,000        2,931,083
   Reinvestment of dividends .....................          --          663,127
   Redeemed ......................................    (100,244)             --
                                                   -----------      -----------
   Net increase in net assets from capital
     share transactions ..........................   3,119,756        3,594,210
                                                   -----------      -----------
   Total increase in net assets ..................   3,645,606        1,879,862
                                                   -----------      -----------
NET ASSETS:
   Beginning of year .............................  11,615,548       9,735,686
                                                   -----------      -----------
   End of year ...................................  15,261,154       11,615,548
                                                   ===========      ===========
   Undistributed net investment
     income/(distributions in excess of net
     investment income) ..........................      94,028         (392,354)
                                                   ===========      ===========

(1) SEE NOTE 10 -- SHARE TRANSACTIONS IN NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.




                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

[WINTON LOGO]                              Winton Diversified Opportunities Fund
--------------------------------------------------------------------------------

CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS/PERIOD

                                                   YEAR ENDED     YEAR ENDED      PERIOD ENDED
                                                   OCTOBER 31,    OCTOBER 31,      OCTOBER 31,
                                                      2017           2016             2015*
CLASS I SHARES                                         $               $               $
                                                    -------        -------           ------
Net asset value, beginning of year/period ........    16.67          19.47           20.00
                                                    -------        -------           ------
INCOME FROM OPERATIONS:
Net investment loss (1) ..........................    (0.28)         (0.12)          (0.02)
Net realized and unrealized gain/(loss)
 on investments ..................................     0.88          (1.21)          (0.51)
                                                    -------        -------           ------
Total from operations ............................     0.60          (1.33)          (0.53)
                                                    -------        -------           ------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income ..........................       --          (1.47)             --
  Return of capital ..............................       --             --              --
                                                    -------        -------           ------
Total dividends and distributions ................       --          (1.47)             --
                                                    -------        -------           ------
Net asset value, end of year/period ..............    17.27          16.67           19.47
                                                    =======        =======          ======
TOTAL RETURN+ ....................................    3.60%        (7.46)%          (2.65)%
                                                    =======        =======          ======
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year/period ($ Thousands) .....  $15,261        $11,616          $9,736
Ratio of expenses to average net assets
 (including dividend expense, interest expense,
 waivers and reimbursements) (2) .................    2.46%          2.99%         2.72%(3)
Ratio of expenses to average net assets
 (including dividend expense, interest expense,
 excluding waivers and reimbursements) ...........    6.90%          7.30%        15.98%(3)
Ratio of net investment loss to average
 net assets ......................................  (1.66)%        (0.64)%       (1.43)%(3)
Portfolio turnover rate(4) .......................    0.00%          0.00%            0.00%

*    THE FUND COMMENCED OPERATIONS ON SEPTEMBER 30, 2015.

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(2) EXCLUDING DIVIDEND AND INTEREST EXPENSE, THE RATIOS OF EXPENSES TO NET ASSETS WOULD HAVE BEEN 1.61% ACROSS ALL PERIODS.

(3)  ANNUALIZED

(4) PORTFOLIO TURNOVER IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. THE FUND HOLDS EQUITY SWAP CONTRACTS WHICH RESET EACH MONTH AND/OR HAVE BEEN SOLD DURING THE YEAR OR PERIOD. THESE HOLDINGS ARE SPECIFICALLY EXCLUDED FROM THE PORTFOLIO TURNOVER RATE CALCULATION.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN MAY HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.



AMOUNTS DESIGNATED AS "--" ARE $0.00 OR HAVE BEEN ROUNDED TO $0.00.

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                     THE CONSOLIDATED FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION

Winton Diversified Opportunities Fund (the "Fund") is a Delaware statutory trust registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on September 30, 2015. The Fund is a closed-end diversified investment management company that operates as an interval fund. The Fund offers Class A and Class I shares of beneficial interest designated to investors eligible to invest in the Fund. As of October 31, 2017, only Class I shares are operational.

The Adviser is Winton Capital US LLC, a limited liability company organized under the laws of the State of Delaware and registered with the U.S. Securities and Exchange Commission ("SEC") as an investment adviser, serves as the Fund's investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Winton Group Limited, an English limited company. The Adviser provides investment advisory services to the Fund and its Subsidiary (as defined below), and is responsible for their investment activities. The Adviser is registered with the Commodity Futures Trading Commission ("CFTC") as a commodity pool operator and is a member of the National Futures Association. A claim of exemption pursuant to CFTC Rules has been made with respect to the Fund by the Adviser.

The Fund's investment objective is to seek to achieve long-term capital appreciation through compound growth. The investment strategy of the Fund is to invest globally long and short, using leverage, in a diversified range of liquid instruments (including futures, forwards, equity securities (which may include common stocks of companies of any market capitalization, depositary receipts and exchange traded funds), derivatives linked to such securities (including swaps and equity index futures) and other related instruments) to construct a diversified portfolio by following a systematic investment process that is based on statistical research. The Fund either invests directly in those instruments, or indirectly by investing via a swap or via its wholly-owned subsidiary, Winton Diversified Opportunities Fund Ltd., organized under the laws of the Cayman Islands (the "Subsidiary"), which may then invest in such instruments directly or indirectly. The Fund may also invest a significant portion of its assets in other instruments for cash management purposes and to serve as collateral for its derivative investments. These other instruments are expected to be predominantly comprised of short-term U.S. Treasury obligations but may include debt instruments of any government, corporation or other entity and may include other instruments such as money market funds and repurchase or reverse repurchase transactions.

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

1.   ORGANIZATION (CONTINUED)

The Fund seeks to achieve its investment objective in accordance with its investment strategy by following an investment process that is based on statistical analysis of historical data. This research is used to develop investment strategies that are operated as an automated, computer-based system. This investment system is implemented, with certain variations resulting from particular investment constraints, to create different investment programs, including the program used by the Fund (the "Program").

An updated Prospectus and related Statement of Additional Information were issued on July 3, 2017.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the
Fund:

A) STATEMENT OF COMPLIANCE -- These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP"). The Fund is an investment company that applies the accounting and reporting guidance issued in the Accounting Standards Codification ("ASC") Topic 946 Financial Services -- Investment Companies by the U.S. Financial Accounting Standards Board ("FASB").

B) USE OF ESTIMATES -- The preparation of financial statements in conformity with U. S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

C) FAIR VALUE MEASUREMENT -- The Fund's securities are recorded at fair value. The FASB Accounting Standards Codification ("ASC") Topic 820 Fair Value Measurement defines fair value, establishes a framework for measuring fair value using a three-tier hierarchy of inputs to value the Fund's investments.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D) COMMODITY-LINKED INVESTMENTS -- The Fund may seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity-linked derivative instruments, including swap agreements, other commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral forits derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary.

     In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 ("Subchapter M of the Code"), the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Fund invests in such instruments directly, the Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked futures, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

E) SECURITIES SOLD SHORT -- The Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open,the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Fund sells a security it does not own.To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E)   SECURITIES SOLD SHORT (CONTINUED)

     loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. These proceeds are listed on the Consolidated Statement of Assets and Liabilities as Due from broker.The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund's total assets. This limitation does not apply to short sales against the box.

     Until the Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund's short position.

F) FUTURES CONTRACTS -- The Fund and Subsidiary may enter into futures contracts or related options on futures contracts. A futures contract is an agreement between two parties where by one party agrees to sell and the other partyagrees to buy a specified amount of a financial instrument at an agreed upon price and time. Futures contracts are traded on commodity exchanges or boards of trade (known as "contract markets") approved for such trading and regulated by the Commodity Futures Trading Commission. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

G) SWAP AGREEMENTS -- The Fund may invest in swap agreements as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments.

     EQUITY SWAPS

     In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G)   SWAP AGREEMENTS (CONTINUED)

     investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay. Swaps are marked-to-market daily and are valued at the unrealized appreciation or depreciation on the instrument based upon quotations from counterparties, pricing services, brokers or market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Consolidated Statement of Operations. Net payments of interest are recorded as realized gains or losses. The equity swaps reset monthly, as such there was no unrealized appreciation or depreciationas of October 31, 2017.

     All swaps held by the Fund during the year ended October 31, 2017 had equity risk exposure.

H) INVESTMENT IN SUBSIDIARY -- The Fund invests in its own Subsidiary. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest in commodity-linked swap agreements and other commodity-linked derivative instruments. The Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus the Fund, as an investor in its own Subsidiary, will not have all of the protections offered to investors in registered investment companies. The Subsidiary commenced operations on September 30, 2015.

I) FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely- than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

I)   FEDERAL INCOME TAXES (CONTINUED)

     provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the year ended October 31, 2017, the Fund did not have a liability for any unrecognized taxable benefits.

J) SECURITY TRANSACTIONS, DIVIDEND AND INVESTMENT INCOME -- Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividends are recognized on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion are calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the identified cost basis.

K) FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. Dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Consolidated Statement of Operations.

     Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. Dollar equivalent of the amounts actually received or paid.

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

L) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes its net investment income annually and distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

3.   INVESTMENTS

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over-the-counter ("OTC"), are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time, if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used.

If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Board").

Exchange traded options on securities and indices purchased by the Fund or Subsidiary generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange-traded options on securities and indices written by the Fund or Subsidiary are generally valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the OTC market, if the OTC option is also an exchange-traded option, the Fund or Subsidiary

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

3.   INVESTMENTS (CONTINUED)

will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the Fund or Subsidiary will value the option at fair value in accordance with procedures adopted by the Board. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of the Fund's or Subsidiary's pricing cycle. Swap contracts held by the Fund or Subsidiary are valued primarily using valuations from independent pricing services. If the valuations cannot be so sourced, then valuations can be based on broker quotations, or if no broker quotations are available, from the swap counterparty or by reference to daily quoted values for the indices or securities upon which the swap contract is valued. In the absence of the above, an appropriate method of valuation will be determined subject to the fair valuation procedures established by the Adviser.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Fund and has delegated responsibility for fair value determinations to the Fair Valuation Committee. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

The Subsidiary's assets and liabilities will also be valued in accordance with the methods listed above. The Fund's investment in the Subsidiary is valued at the net asset value of the Subsidiary and the results of the Subsidiary are consolidated into the Fund for financial reporting purposes.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund categorizes its investments, based on the priority of the valuation technique, into a three-level fair value hierarchy. The valuation hierarchy is based upon the observability of the inputs to the valuation of the financial asset or liability as of the measurement date. A financial instrument's categorization within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy are as follows:

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. INVESTMENTS (CONTINUED)

     Level 1 -- unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

     Level 2 -- observable inputs other than quoted prices included in Level 1 that are observable for the asset or the investment either directly (i.e. as prices) or indirectly (i.e. derived from prices). These inputs may include quoted prices for an identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

     Level 3 -- significant unobservable inputs for the investment to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the investment, and that would be based on the best information available.

The Fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset or liability.

Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. There were no Level 3 assets and liabilities as of and for the year ended October 31, 2017.

For the year ended October 31, 2017, there were no transfers between levels. It is the Fund's policy to recognize transfers into and out of levels at the end of the reporting period.

For details of the investment classification, refer to the Consolidated Schedule of Investments.

TRANSACTIONS

During the year ended October 31, 2017, the Fund and Subsidiary purchased 2,788,572 swap contracts and closed 2,660,276 swap contracts for a realized gain of $733,015 with 277,830 swap contracts outstanding. This turnover is inclusive of monthly swap resets, expirations and transactions with the counterparty. The open swap contracts are collateralized by cash, which is included in Cash collateral on derivative contracts on the Consolidated Statement of Assets and Liabilities.

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

3.   INVESTMENTS (CONTINUED)

During the year ended October 31, 2017, the Fund and Subsidiary purchased 4,891 futures contracts and closed 4,716 futures contracts for a realized loss of $502,117 with 657 futures contracts outstanding. All future contracts held by the Fund are exchange-traded and therefore no right of offset exists. The future contracts were collateralized by cash, which is included in Cash collateral on derivative contracts on the Consolidated Statement of Assets and Liabilities.

During the year ended October 31, 2017, the Fund had purchases and maturities of U.S. Government obligations of $11,992,916 and $4,004,929 respectively.

4. BASIS FOR CONSOLIDATION FOR THE SUBSIDIARY

The Consolidated Statement of Assets and Liabilities, Consolidated Schedule of Investments, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Financial Highlights and the Notes to the Consolidated Financial Statements of the Fund include the accounts of its Subsidiary. All intercompany balances and transactions have been eliminated on consolidation of the Subsidiary.

The Subsidiary has a fiscal year end of October 31 for financial statement consolidation purposes and a non-conforming tax year end of September 30. The net assets of the Subsidiary at October 31, 2017 were $843,790, which represented 5.53% of the net assets of the Fund.

Income, gains and losses attributed to the Fund's investments in the Subsidiary, during the year ended October 31, 2017, are as follows:

                                                             $
                                                         ---------
     INVESTMENT INCOME:
       Interest income ................................        --
     NET REALIZED LOSS ON:
       Futures contracts ..............................  (784,726)
       Swap contracts .................................        --
       Foreign currency transactions ..................    (1,086)
     NET CHANGE IN UNREALIZED APPRECIATION ON:
       Futures contracts ..............................   154,715
       Foreign currency translation ...................       367
                                                        ---------
     TOTAL INCOME, GAINS AND LOSSES ATTRIBUTED TO
       THE FUND'S INVESTMENTS IN THE SUBSIDIARY .......  (630,730)
                                                        =========

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

5.   TRANSACTIONS WITH AFFILIATES

An affiliate of the Adviser holds 60.5% of the Class I shares as of October 31, 2017.

Certain officers of the Fund are also employees of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Fund, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Fund.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Fund as incurred. The services include regulatory oversight of the Fund's advisors and service providers, as required by SEC regulations.

The CCO's services and fees are reviewed and approved by the Board. The Fund pays these fees to the Administrator.

6.   ADMINISTRATION, CUSTODIAN, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund, subject to certain minimums. For the year ended October 31, 2017, the Fund incurred $164,923 in fees for these services, of which $14,014 was outstanding at October 31, 2017.

The Bank of New York Mellon (the "Custodian") serves as the Fund's Custodian pursuant to a custody agreement.

Atlantic Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer agent and dividend disbursing agent pursuant to a transfer agency agreement.

The Distributor is the principal distributor of shares of the Fund. The Distributor may enter into selected dealer agreements with other selling agents or sub-distributors for the sale and distribution of Fund shares.

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

7.   INVESTMENT ADVISORY AGREEMENT

Pursuant to the Advisory Agreement, the Fund pays the Adviser a monthly fee at the annual rate of 1.25% of average net assets. The management fee is applied to the Fund's net asset value ("NAV") (before the deduction of any Incentive Fee (as defined below) and the repurchase of any shares pursuant to a periodic repurchase offer). The management fee is accrued at least weekly and paid monthly, in arrears.

The Fund pays the Adviser a performance based incentive fee ("Incentive Fee"), quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the Investment Profits (as defined below) attributable to each share for such calendar quarter; provided, however, that an Incentive Fee with respect to a share will be paid only with respect to Investment Profits for the applicable calendar quarter in excess of Un-recouped Investment Losses (as defined below) as of the end of the previous calendar quarter.

The term "Investment Profits" refers to an increase in the NAV of a share attributable to the net realized and unrealized gains arising from the Fund's investment activities during the calendar quarter (after deducting (i) interest earned on, and net realized and unrealized gains arising from, the Fund's cash balances and fixed income investments held for cash management purposes during the calendar quarter; and (ii) any management fee accrued during the calendar quarter and after adjusting for any repurchase of shares made during the calendar quarter). The term "Un-recouped Investment Losses" refers to any decrease in the NAV of a share attributable to the net realized and unrealized losses arising from the Fund's investment activities (after deducting (i) interest earned on, and net realized and unrealized gains arising from the Fund's cash balances and fixed income investments held for cash management purposes during the calendar quarter; and (ii) any management fee accrued during the calendar quarter and after adjusting for any repurchase of shares made during the calendar quarter) that have not been offset by subsequent Investment Profits since the formation of the Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, acquired fund fees and expenses, Incentive Fees and non-routine expenses) from exceeding 1.61% of the Fund's average daily net assets until July 2, 2018 (the "Expense Limitation"). This agreement may be terminated: (i) by the Board of the Fund for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

7.   INVESTMENT ADVISORY AGREEMENT (CONTINUED)

notice to the Fund, effective as of the close of business on July 2, 2018. During the year ended October 31, 2017, fees which were waived and/or reimbursed by the Adviser were $621,360.

The Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the Subsidiary's portfolio. The Subsidiary does not pay a separate management fee to the Adviser for these services.

8.   FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/(loss), accumulated net realized gain/(loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following permanent differences primarily attributable to swap re-classes, return of capital, net operating loss and foreign currency realized gain/(loss) have been reclassified to/from the following accounts during the fiscal year ended October 31, 2017:
                                                         $
                                                    ----------
      Undistributed net investment income .........   718,611
      Accumulated realized loss ...................  (718,611)

The tax character of dividends and distributions declared by the Fund during the last two fiscal years were as follows:

                          ORDINARY     LONG-TERM      RETURN OF
                           INCOME    CAPITAL GAIN      CAPITAL    TOTAL
                              $            $              $         $
                          --------   ------------     ---------  -------
      2017 ...........        --           --             --       --
      2016 ...........     773,521         --             51     773,572

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

8.   FEDERAL TAX INFORMATION (CONTINUED)

As of October 31, 2017, the components of Accumulated Losses on a tax basis were as follows:
                                                            $
                                                      -----------
     Undistributed ordinary income ..............         122,592
     Capital loss carryforwards long-term .......        (530,829)
     Unrealized depreciation ....................        (785,550)
     Other temporary differences ................          (1,187)
                                                      -----------
     Total Accumulated Losses ...................      (1,194,974)
                                                      ===========

For Federal Income Tax purposes, the Fund may carry forward a net short term capital loss and a net long term capital loss to offset future capital gains, which are not subject to expiration. During the year ended October 31, 2017 the Fund utilized long term capital losses of $451,789 to offset capital gains.

Late year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2017 through October 31, 2017, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

Other temporary differences are primarily mark to market gain from open futures.

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

9. DERIVATIVE TRANSACTIONS

The fair value of derivative instruments as of October 31, 2017 was as follows:

-----------------------------------------------------------------------------------------
               ASSET DERIVATIVES                   LIABILITY DERIVATIVES
-----------------------------------------------------------------------------------------
                                  ($)                                           ($)
-----------------------------------------------------------------------------------------
DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS:*

COMMODITY CONTRACTS
  Net assets--Unrealized                      Netassets--Unrealized
    appreciation on futures                     depreciation on futures
    contracts                   191,104         contracts                      57,885

EQUITY CONTRACTS
  Net assets--Unrealized                      Net assets--Unrealized
    appreciation on futures                     depreciationonfutures
    contracts                   526,686         contracts                     121,410

FOREIGN EXCHANGE CONTRACTS
  Net assets--Unrealized                      Netassets--Unrealized
    appreciation on futures                     depreciation on futures
    contracts                   143,006         contracts                     159,586

INTEREST RATE CONTRACTS
  Net assets--Unrealized                      Netassets--Unrealized
    appreciation on futures                     depreciation on futures
    contracts                    51,012         contracts                      80,295
                                -------                                       -------

TOTAL DERIVATIVES NOT ACCOUNTED
  FOR AS HEDGING INSTRUMENTS    911,808                                       419,176
                                =======                                       =======

* INCLUDES CUMULATIVE APPRECIATION/DEPRECIATION OF FUTURES CONTRACTS AS REPORTED IN THE CONSOLIDATED SCHEDULE OF INVESTMENTS. ONLY CURRENT DAY'S VARIATION MARGIN, AS OF OCTOBER 31,2017 IS REPORTED WITHIN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES.

The tables below show the effect of derivative instruments on the Consolidated Statement of Operations for the year ended October 31, 2017.

Amount of realized gain/(loss) on derivatives recognized in income:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS

                                      FUTURES       SWAPS          TOTAL
                                         $            $              $
                                    --------------------------------------
     Commodity contracts .........   (784,726)          --       (784,726)
     Equity contracts ............  1,160,468      733,015      1,893,483
     Foreign exchange contracts ..   (303,979)          --       (303,979)
     Interest rate contracts .....   (573,880)          --       (573,880)
                                    --------------------------------------
      Total ......................   (502,117)     733,015        230,898
                                    ======================================

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

9. DERIVATIVE TRANSACTIONS (CONTINUED)

Change in unrealized appreciation/(depreciation) on derivatives recognized in income:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS

                                        FUTURES       SWAPS          TOTAL
                                           $            $              $
                                      --------------------------------------
     Commodity contracts ............   155,056          --         155,056
     Equity contracts ...............   390,352          --         390,352
     Foreign exchange contracts .....  (150,287)         --        (150,287)
     Interest rate contracts ........   121,058          --         121,058
                                      --------------------------------------
      Total .........................   516,179          --         516,179
                                      ======================================

The following table discloses the volume of the Fund's futures contracts and swap contracts activity during the year ended October 31, 2017:

                                                                    FOREIGN
                                      COMMODITY       EQUITY        EXCHANGE      INTEREST
                                      CONTRACTS      CONTRACTS      CONTRACTS     CONTRACTS
                                          $             $              $              $
                                     -------------------------------------------------------
FUTURES CONTRACTS
  Average Notional Balance Long .... 1,834,928      4,746,566      10,849,143    48,418,051
  Average Notional Balance Short ... 2,666,045      3,599,893       1,240,686    24,228,010
  Ending Notional Balance Long ..... 3,545,530     14,184,496       4,631,255    41,826,781
  Ending Notional Balance Short .... 2,050,456      2,134,083       6,220,465     3,827,700

SWAP CONTRACTS
  Average Notional Balance Long ....        --      4,746,566              --            --
  Average Notional Balance Short ...        --      3,599,893              --            --
  Ending Notional Balance Long .....        --      5,389,583              --            --
  Ending Notional Balance Short ....        --      4,490,251              --            --

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

10. SHARE TRANSACTIONS

Shares are offered on a continuous monthly basis (generally as of 4:00 p.m. Eastern Time on the last business day of each month (the "Closing Time"), at the NAV per share at that time. At each Closing Time, purchase orders received in proper form will be accepted by the Fund and deposited monies will be invested in the Fund as of the first business day of the next month following the acceptance of an investor's purchase order. For each investor, the Fund requires a minimum initial investment of $10,000 and minimum subsequent investments of $5,000. The Fund may waive these minimum investment requirements for one or more investors in its sole discretion. Because the Fund will pay the Adviser an incentive fee based on the Fund's performance, each investor must also be a "qualified client" as that term is defined in Rule 205-3 under the Investment Advisers Act of 1940. Class I shares are not listed on any securities exchange. There is no guarantee that a secondary market for Fund shares will develop. In addition, shares are subject to transfer restrictions, including a requirement that shares may be transferred only to persons who meet the Fund's eligibility requirements set forth in the prospectus. Shareholders will not have the right to redeem their shares. However, as described below, in order to provide some liquidity to shareholders, the Fund will conduct periodic repurchase offers for a portion of its outstanding shares.

As an interval fund, the Fund will make periodic offers to repurchase a portion of its outstanding shares at NAV per share. The Fund has adopted a fundamental policy, which cannot be changed without shareholder approval, to make repurchase offers once every three months. The pricing date for the Fund's first repurchase offer was March 31, 2016. During the year ended October 31, 2017, the Fund had repurchase offers as follows:

                            REPURCHASE        SHARES        NUMBER OF
                           OFFER AMOUNT      TENDERED        SHARES
     REPURCHASE DATE            %               %           TENDERED
     ------------------------------------------------------------------
     December 30, 2016         15               --              --
     March 30, 2017            15               --              --
     June 30, 2017             15               --              --
     September 29, 2017        15              4.57         6,093.85

For each repurchase offer, the Fund will offer to repurchase at least 5% of its total outstanding shares, unless the Fund's Board has approved a higher amount (but not more than 25% of total outstanding shares) for a particular repurchase offer. The Adviser currently expects under normal market circumstances to recommend

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

10. SHARE TRANSACTIONS (CONTINUED)

that, at each repurchase offer, the Fund will offer to repurchase at least 15% of its total outstanding shares, subject to approval of the Board. It is possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of the shares they request for repurchase actually repurchased. There is no guarantee that the Fund will offer to repurchase more than 5% of its total outstanding shares (including all classes of shares) in any repurchase offer, and there is no guarantee that shareholders will be able to sell shares in an amount or at the time that they desire.

The share transactions for the Fund are shown below:

                                               YEAR ENDED        YEAR ENDED
                                               OCTOBER 31,       OCTOBER 31,
                                                  2017             2016
                                               -----------------------------
SHARES TRANSACTIONS:
   CLASS I SHARES
   Issued .................................     192,721           160,566
   Reinvestment of dividends ..............          --            36,436
   Redeemed ...............................      (6,094)               --
                                               -----------------------------
   INCREASE IN CLASS I SHARES .............     186,627           197,002
                                               -----------------------------
   Net increase in shares outstanding .....     186,627           197,002
                                               ============================

11. RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS

As with all investment companies, shareholders are subject to the risk that investments could lose money. A Fund share is not a bank deposit and it is not insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The risk factors affecting investments in the Fund and Subsidiary are set out in the Prospectus and Statement of Additional Information. The nature and the extent of the investments held at October 31, 2017 are set out in the Consolidated Schedule of Investments.

The Board is responsible for overseeing the Fund's service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Each service provider is responsible for one or more discrete aspects of the Fund's business and, consequently, for managing the risks associated with that business.

The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value and ability to meet its investment objective.

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

11. RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS (CONTINUED)

a) MARKET RISK -- Market risk is the risk that changes in interest rates, foreign exchange rates or equity security prices will affect the positions held by the Fund making them less valuable. The Fund is exposed to market risk on financial instruments that are valued at market prices. The Fund's market risk is monitored on a regular basis by the Adviser in accordance with its policies and procedures.

     i) CURRENCY RISK -- As a result of the Fund's and Subsidiary's investments in securities and derivatives denominated in, and/or receiving revenues in, non-U.S. currencies, the Fund and Subsidiary will be subject to currency risk. Currency risk is the risk that non-U.S. currencies will decline in value relative to the U.S. Dollar, which would adversely affect the U.S. Dollar value of an investment in the Fund and Subsidiary. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

     ii) INTEREST RATE RISK -- Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Fund will invest in U.S. treasuries that will be interest bearing. The Fund and Subsidiary's cash and cash equivalents also will expose them to interest rate risk.

     iii) DERIVATIVES RISK -- The Fund's and Subsidiary's use of futures contracts, forward contracts, options and swaps will be subject to, inter alia, market risk and correlation risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's and Subsidiary's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Each of these risks could cause the Fund and/or Subsidiary to lose more than the principal amount invested in a derivative instrument. The U.S. Government is in the process of adopting and implementing regulations governing derivatives markets and the ultimate impact of the regulations remains unclear. In addition, the SEC is considering implementing regulations that would govern the use of derivatives by registered investment companies, such as the Fund or Subsidiary, and such new regulations may require the Fund and/or Subsidiary to alter its structure or operations.

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

11. RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS (CONTINUED)

a)   MARKET RISK(CONTINUED)

     iv) OTHER PRICE RISK -- Other price risk is the risk that the fair value of the securities will fluctuate as a result of changes in market prices (other than those arising from interest rate, derivatives or currency risk), whether caused by factors specific to an individual instrument, its issuer or all the factors affecting all financial instruments in the market.

          All investments are valued at fair value, with fair value changes recognized in the Consolidated Statement of Operations. All changes in market prices directly affect net change in net assets resulting from operations in the Consolidated Statement of Changes in Net Assets.The Adviser, in accordance with the policies and procedures in place, monitors the risk on a regular basis.

b) Credit risk -- Credit risk is the risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. The carrying amounts of assets and liabilities will be an estimate of the maximum exposure at the Consolidated Statement of Assets and Liabilities date.


c) Liquidity risk -- Liquidity risk is the risk that the Fund and Subsidiary will encounter difficulty in meeting obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Exposure to liquidity risk arises because of the possibility that the Fund and/or Subsidiary could be required to pay its liabilities or redeem its shares earlier than expected.

d) Counterparty risk -- The Fund and Subsidiary will be subject to the risk of the inability of any counterparty (including the Fund's or Subsidiary's custodian and clearing brokers and prime brokers used by the Fund or Subsidiary) to perform with respect to transactions, whether due to insolvency, bankruptcy or other causes. If there is a failure or default by the counterparty to such a transaction, the Fund or Subsidiary will have contractual remedies pursuant to the agreements related to the transaction but these may be of limited or no legal and/or commercial benefit depending on the financial position of the defaulting counterparty. The Fund and Subsidiary may not be able to recover all of its cash and/or securities in the event of the insolvency and bankruptcy of its custodian. These risks are heightened to the extent that the Fund or the Subsidiary gains a substantial amount of investment exposure indirectly through swaps.

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

11. RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS (CONTINUED)

e) Subsidiary risk -- The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, or governmental interpretation of such laws, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

12. INDEMNIFICATIONS

In the normal course of business the Fund and Subsidiary enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund's organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Adviser is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

13. REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund's financial statements and related disclosures or impact the Fund's net assets or results of operations.

14. SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, no disclosures and/or adjustments were required to the consolidated financial statements as of October 31, 2017.

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended October 31, 2017
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
Winton Diversified Opportunities Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Winton Diversified Opportunities Fund (the "Fund") and subsidiary, including the consolidated schedule of investments, as of October 31, 2017, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two year period then ended, and the consolidated financial highlights for each of the years or periods in the three year period then ended. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with custodians and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of the Fund and subsidiary as of October 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the three year period then ended, in conformity with U.S. generally accepted accounting principles.


                         /s/ KPMG LLP


Philadelphia, Pennsylvania
December 20, 2017

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended
                                           October 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE FUND
Set forth below are the names, years of birth, position(s) with the Fund, length of term of office, principal occupations for the last five years, and other directorships of each of the persons currently serving as Trustees and Officers of the Fund. Unless otherwise noted, the business address of each Trustee is One Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be "interested persons" of the Fund are referred to as "Independent Board Members." Mr. Doran is a Trustee who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Fund's Distributor. The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-330-9999.

The following chart lists Trustees and Officers as of October 31, 2017.

------------------------------------------------------------------------------------------------------------------
NAME AND                   POSITION(S)           PRINCIPAL                 OTHER DIRECTORSHIPS
YEAR OF BIRTH              HELD WITH             OCCUPATION(S)             HELD IN THE PAST 5 YEARS(4)
                           THE TRUST AND         IN THE PAST 5 YEARS
                           LENGTH OF
                           TIME SERVED(1)
------------------------------------------------------------------------------------------------------------------
INTERESTED BOARD MEMBER (2,3)
------------------------------------------------------------------------------------------------------------------
WILLIAM M.                Chairman of           Self-Employed              Current Directorships: Trustee of
DORAN                     the Board of          Consultant since           The Advisors' Inner Circle Fund,
1701 Market Street        Trustees              2003.Partner at            The Advisors' Inner Circle Fund II,
Philadelphia, PA          (Since 2014)          Morgan, Lewis &            The Advisors' Inner Circle Fund III,
19103                                           Bockius LLP (law           Bishop Street Funds, SEI Daily Income
(Born: 1940)                                    firm) from 1976  Trust,    SEI Institutional International Trust,
                                                to 2003. Counsel           SEI Institutional Investments Trust,
                                                to the Trust, SEI          SEI Institutional Managed Trust, SEI
                                                Investments,               Asset Allocation Trust, SEI Tax Exempt
                                                SIMC, the                  Trust, Adviser Managed Trust, New
                                                Administrator              Covenant Funds, SEI Insurance Products
                                                and the                    Trust, and The KP Funds. Director of
                                                Distributor.               SEI Investments (Europe), Limited,
                                                                           SEI Investments--Global Funds Services,
                                                                           Limited, SEI Investments Global, Limited,
                                                                           SEI Investments (Asia), Limited, SEI
                                                                           Asset Korea Co., Ltd., SEI Global
                                                                           Nominee Ltd., SEI Investments--Unit
                                                                           Trust Management (UK) Limited,
                                                                           Schroder Series Trust, Schroder Global
                                                                           Series Trust and Winton Diversified
                                                                           Opportunities Fund. Director of the
                                                                           Distributor since 2003. Former
                                                                           Directorships: Director of SEI Alpha
                                                                           Strategy Portfolios, LP to 2013.
                                                                           Trustee of Winton Series Trust to
                                                                           2017 and O'Connor EQUUS (closed-end
                                                                           investment company) to 2016. Trustee
                                                                           of SEI Liquid Asset Trust to 2016.
---------------------------------------------------------------------------------------------------------------

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE DIES, RESIGNS, OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

(2) DENOTES TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED" PERSONS OF THE FUND AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH THE DISTRIBUTOR AND/OR ITS AFFILIATES.

(3)  BOARD MEMBER OVERSEES 1 FUND IN THE TRUST.

(4) DIRECTORSHIPS OF COMPANIES REQUIRED TO REPORT TO THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES EXCHANGE ACT OF 1934 (I.E., "PUBLIC COMPANIES") OR OTHER INVESTMENT COMPANIES UNDER THE 1940 ACT.

                                 Winton Diversified Opportunities Fund
[LOGO OMITTED]                   For the year ended October 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE FUND (Continued)

------------------------------------------------------------------------------------------------------------------
NAME AND                   POSITION(S)           PRINCIPAL                 OTHER DIRECTORSHIPS
YEAR OF BIRTH              HELD WITH             OCCUPATION(S)             HELD IN THE PAST 5 YEARS(3)
                           THE TRUST AND         IN THE PAST 5 YEARS
                           LENGTH OF
                           TIME SERVED(1)
------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (2)
------------------------------------------------------------------------------------------------------------------
JON HUNT                   Trustee               Retired since             Current Directorships: Trustee of City
(Born: 1951)               (Since 2014)          2013. Consultant          National Rochdale Funds, The Advisors'
                                                 to Management,            Inner Circle Fund III, Schroder Series
                                                 Convergent Capital        Trust, Schroder Global Series Trust
                                                 Management, LLC           and Winton Diversified Opportunities
                                                 ("CCM") from 2012         Fund. Member of Independent Committee
                                                 to 2013. Managing         of Nuveen Commodities Asset
                                                 Director and Chief        Management. Former Directorships:
                                                 Operating Officer,        Trustee of Winton Series Trust to
                                                 CCM   from 1998 to        2017 and O'Connor EQUUS (closed-end
                                                 2012.                     investment company) to 2016.
----------------------------------------------------------------------------------------------------------------
THOMAS LEMKE               Trustee               Retired since 2013.       Current Directorships: Independent
(Born: 1954)               (Since 2014)          Executive Vice            Director of Victory Funds. Trustee
                                                 President and General     of AXA Premier VIP Trust, The
                                                 Counsel, Legg Mason,      Advisors' Inner Circle Fund III,
                                                 Inc. from 2005 to 2013    JP Morgan Active ETFs, Schroder
                                                                           Series Trust, Schroder Global Series
                                                                           Trust and Winton Diversified
                                                                           Opportunities Fund. Former
                                                                           Directorships: Director of ICI
                                                                           Mutual Insurance Company to 2013.
                                                                           Former Directorships: Trustee of
                                                                           Winton Series Trust to 2017 and
                                                                           O'Connor EQUUS (closed-end
                                                                           investment company) to 2016.
----------------------------------------------------------------------------------------------------------------
RANDALL YANKER             Trustee                Co-Founder and Senior    Current Directorships: Trustee of
(Born: 1960)               (Since 2014)           Partner, Alternative     The Advisors' Inner Circle Fund III,
                                                  Asset Managers, L.P.     Schroder Series Trust, Schroder
                                                  since 2004               Global Series Trust and Winton
                                                                           Diversified Opportunities Fund.
                                                                           Former Directorships: Trustee of
                                                                           Winton Series Trust to 2017 and
                                                                           O'Connor EQUUS (closed-end
                                                                           investment company) to 2016.
----------------------------------------------------------------------------------------------------------------
JAY C. NADEL               Trustee                Self-Employed            Current Directorships: Trustee of
(Born: 1958)               (Since 2016)           Consultant since         City National Rochdale Funds,
                                                  2004.                    Schroder Series Trust, Schroder
                                                                           Global Series Trust, Winton
                                                                           Diversified Opportunities Fund and
                                                                           Gallery Trust. Director of Lapolla
                                                                           Industries, Inc. Former
                                                                           Directorships: Trustee of Winton
                                                                           Series Trust to 2017 and Rochdale
                                                                           Investment Trust to 2013.
----------------------------------------------------------------------------------------------------------------

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE DIES, RESIGNS, OR IS REMOVED IN ACCORDANCE WITH THE FUND'S DECLARATION OF TRUST.

(2)  BOARD MEMBERS OVERSEE 1 FUND IN THE TRUST.

(3) DIRECTORSHIPS OF COMPANIES REQUIRED TO REPORT TO THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES EXCHANGE ACT OF 1934 (I.E., "PUBLIC COMPANIES") OR OTHER INVESTMENT COMPANIES UNDER THE 1940 ACT.

                                 Winton Diversified Opportunities Fund
[LOGO OMITTED]                   For the year ended October 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE FUND (Continued)

--------------------------------------------------------------------------------------------------------
NAME AND           POSITION(S) HELD WITH     PRINCIPAL OCCUPATION(S)
YEAR OF BIRTH      THE TRUST AND LENGTH      IN THE PAST 5 YEARS
                   OF TIME SERVED
--------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------
MICHAEL BEATTIE    President                 Director of Client Service, SEI Investments Company,
(Born: 1965)       (since 2014)              since 2004.
--------------------------------------------------------------------------------------------------------
ROBERT A. NESHER   Vice Chairman             SEI employee 1974 to present; currently
(Born: 1946)       (since 2014)              performs various services on behalf of SEI Investments
                                             for which Mr. Nesher is compensated. President and
                                             Director of SEI Structured Credit Fund, LP. President
                                             and Chief Executive Officer of SEI Alpha Strategy
                                             Portfolios, LP, June 2007 to present. President and
                                             Director of SEI Opportunity Fund, L.P. to 2010.
--------------------------------------------------------------------------------------------------------
STEPHEN CONNORS    Treasurer, Controller     Director, SEI Investments, Fund Accounting since
(Born: 1984)       and Chief Financial       December 2015. Audit Manager, Deloitte & Touche
                   Officer                   LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP
                   (since 2015)              (formerly Briggs, Bunting & Dougherty,
                                             LLP), from 2007 to 2011.
--------------------------------------------------------------------------------------------------------
DIANNE M.          Vice President and        Counsel at SEI Investments since 2010. Associate at
DESCOTEAUX         Secretary                 Morgan, Lewis & Bockius LLP from 2006 to 2010.
(Born: 1977)       (since 2014)
--------------------------------------------------------------------------------------------------------
RUSSELL EMERY      Chief Compliance          Chief Compliance Officer of SEI Institutional Managed
(Born: 1962)       Officer                   Trust, SEI Asset Allocation Trust, SEI Institutional
                   (since 2014)              International Trust, SEI Institutional Investments Trust,
                                             SEI Daily Income Trust, SEI Tax Exempt Trust, The
                                             Advisors' Inner Circle Fund, The Advisors' Inner Circle
                                             Fund II and Bishop Street Funds since 2006; SEI
                                             Structured Credit Fund, LP since 2007; SEI Adviser
                                             Managed Trust since 2010; SEI Insurance Products Trust
                                             and The KP Funds since 2013; Winton Diversified
                                             Opportunities Fund since 2014; and SEI Catholic Values
                                             Trust and Gallery Trust since 2015; Schroder Series
                                             Trust and Schroder Global Series Trust since 2017.
                                             Chief Compliance Officer of SEI Alpha Strategy
                                             Portfolios, LP from 2007 to 2013; SEI Liquid Asset Trust
                                             from 2006 to 2016, Winton Series Trust from 2014 to 2017
                                             and O'Connor EQUUS (closed-end investment company) from
                                             2014 to 2016.
-------------------------------------------------------------------------------------------------------

                                 Winton Diversified Opportunities Fund
[LOGO OMITTED]                   For the year ended October 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE FUND (Continued)

----------------------------------------------------------------------------------------------------
NAME AND             POSITION(S) HELD WITH     PRINCIPAL OCCUPATION(S)
YEAR OF BIRTH        THE TRUST AND LENGTH      IN THE PAST 5 YEARS
                     OF TIME SERVED
----------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
----------------------------------------------------------------------------------------------------
LISA WHITTAKER       Vice President and        Counsel at SEI Investments since 2012. Associate
(Born: 1978)         Assistant Secretary       Counsel and Compliance Officer at The Glenmede Trust
                     (since 2014)              Company, N.A. from 2011 to 2012. Associate at Drinker
                                               Biddle & Reath LLP from 2006 to 2011.
----------------------------------------------------------------------------------------------------
BRIDGET E. SUDALL    Anti-Money Laundering     Anti-Money Laundering Compliance Officer and
(Born: 1980)         Compliance Officer and    Privacy Officer since 2015. Senior Associate and
                     Privacy Officer           AML Officer, Morgan Stanley Alternative Investment
                     (since 2015)              Partners, April 2011 to March 2015. Investor Services
                                               Team Lead, Morgan Stanley Alternative Investment
                                               Partners, July 2007 to April 2011.
----------------------------------------------------------------------------------------------------
JOHN BOURGEOIS       Assistant Treasurer       Fund Accounting Manager, SEI Investments,
(Born: 1973          since 2017)               since 2000.
----------------------------------------------------------------------------------------------------
ROBERT MORROW        Vice President            Account Manager, SEI Investments, since 2007.
(Born: 1968)         (since 2017)
----------------------------------------------------------------------------------------------------

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended
                                           October 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the "1940 Act"), the Fund's advisory agreement (the "Agreement") must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the "Board" or the "Trustees") of Winton Diversified Opportunities Fund (the "Trust") or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on June 22, 2017 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser's services; (ii) the Adviser's investment management personnel; (iii) the Adviser's operations and financial condition;
(iv) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund's advisory fees paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds;
(vi) the level of the Adviser's profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser's potential economies of scale; (viii) the Adviser's compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser's policies on and compliance procedures for personal securities transactions; and (x) the Fund's performance compared with a peer group of mutual funds and the Fund's benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser's services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended
                                           October 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel, the resources of the Adviser, and the Adviser's compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser's investment and risk management approaches for the Fund. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with regular reports regarding the Fund's performance over various time periods, including since its inception. The Trustees also reviewed reports prepared by the Fund's administrator comparing the Fund's performance to its benchmark index and a peer group of mutual funds as classified by Lipper,

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended
                                           October 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)

an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund's performance was satisfactory, or, where the Fund's performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In considering the advisory fees payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Fund's administrator comparing the Fund's net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser's profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser's commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser's views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders.

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended
                                           October 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)

The Board considered the existence of any economies of scale and whether those were passed along to the Fund's shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

RENEWAL OF THE AGREEMENT

Based on the Board's deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees' counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

                                           Winton Diversified Opportunities Fund
[WINTON LOGO]                              For the year ended
                                           October 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS

For shareholders who do not have an October 31, 2017 taxable year end, this notice is for informational purposes only. For shareholders with an October 31, 2017 taxable year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended October 31, 2017, the Fund is designating the following items with regard to distributions paid during the year.


------------------------------------------------------------------------------------------------------------------------------------
                                                QUALIFYING
              ORDINARY                          FOR DIVIDENDS    QUALIFYING     U.S.            INTEREST         SHORT-TERM
RETURN OF     INCOME           TOTAL            RECEIVED         DIVIDEND       GOVERNMENT      RELATED          CAPITAL GAIN
CAPITAL       DISTRIBUTIONS    DISTRIBUTIONS    DEDUCTION(1)     INCOME(2)      INTEREST(3)     DIVIDEND(4)      DIVIDENDS(5)
------------------------------------------------------------------------------------------------------------------------------------
 0.00%           0.00%            0.00%             0.00%          0.00%          0.00%           0.00%             0.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME. GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE PERCENTAGE OF THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDEND" AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTION. INTEREST RELATED DIVIDENDS ARE EXEMPTED FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(5) THE PERCENTAGE OF THIS COLUMN REPRESENTS THE AMOUNT OF "SHORT-TERM CAPITAL GAIN DIVIDENDS" AND IS REFLECTED AS A PERCENTAGE OF SHORT TERM CAPITAL GAIN DISTRIBUTION THAT IS EXEMPTED FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

                      [This Page Intentionally Left Blank]

                                                                 WIN-AR-002-0300

Item 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is Jay Nadel, and he is independent as defined in Form N-CSR Item 3 (a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP ("KPMG") related to the Winton Diversified Opportunities Fund ("Fund").

KPMG billed the Fund aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                 Fiscal Year 2017                                            Fiscal Year 2016
------------------------------------------------------------------------------------------------------------------------------------
                All fees and      All fees and         All other            All fees and      All fees and         All other
                services to       services to          fees and             services to       services to          fees and
                the Registrant    service              services to          the Registrant    service              services to
                that were         affiliates           that service         that were         affiliates that      service
                pre-              were pre-            affiliates that      pre-              were pre-            affiliates that
                approved          approved             did not require      approved          approved             did not require
                                                       pre-approval                                                pre-approval
------------------------------------------------------------------------------------------------------------------------------------
(a) Audit        $60,500              $0                   $0                $56,650              N/A                   N/A
    Fees(1)
------------------------------------------------------------------------------------------------------------------------------------
(b) Audit-          $0                $0                   $0                  N/A                N/A                   N/A
    Related
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(c) Tax          $11,400              $0                   $0                 $6,300              N/A                   N/A
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(d) All             $0                $0                   $0                  N/A                N/A                   N/A
    Other
    Fees(2)
------------------------------------------------------------------------------------------------------------------------------------

(e)(1) The Fund's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Fund may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed by KPMG to non-audit services pursuant to waiver of pre-approval requirement were as follows:

          ----------------------------------------------------
                                       2017           2016
          ----------------------------------------------------
          Audit-Related Fees            0%             0%
          ----------------------------------------------------
          Tax Fees                      0%             0%
          ----------------------------------------------------
          All Other Fees                0%             0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG for fiscal years 2017 and 2016 for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years was $11,400 and $6,300, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund has adopted the following procedures regarding this matter:

     1. Proxy Voting Responsibility - The Fund has delegated proxy voting responsibility to the Adviser. The Adviser's proxy voting policies and procedures are included Appendix B to the Fund's SAI.

     2. Compliance Responsibility - The Adviser is responsible for monitoring compliance with its policy and procedures. The Fund's administrator is responsible for filing Form N-PX with the SEC pursuant to Rule 30b1-4 under the 1940 Act.

     3. Disclosure - The Fund's administrator and counsel are responsible for ensuring that appropriate disclosure is made in the Fund's prospectus and SAI.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Fund Management

Winton Capital US LLC (the "Adviser") does not use a traditional portfolio manager structure when managing its clients' accounts, including the Fund. Rather, the Adviser employs a professional research team specializing in applying empirical scientific research to financial markets in an attempt to identify profitable investment opportunities for its clients. David Winton Harding, in his capacity as Chief Executive Officer of Winton, has ultimate responsibility for the Program and how it operates. Therefore, Mr. Harding is primarily responsible for the management of the Fund's portfolio.

Mr. Harding founded the Winton Group (being Winton and its affiliated companies) in 1997.

(a)(2) Other Accounts

In addition to the Fund, Mr. Harding may also be responsible for the day-to-day advisement of certain other accounts, as indicated by the following table ("Other Accounts"). The information below is provided as of October 31, 2017 and excludes accounts where Winton has advisory but not discretionary authority.

----------------------------------------------------------------------------------------------------------------
                                REGISTERED                   OTHER POOLED
                           INVESTMENT COMPANIES          INVESTMENT VEHICLES              OTHER ACCOUNTS
                       ---------------------------------------------------------------------------------------------
                          NUMBER                       NUMBER                          NUMBER
                            OF      TOTAL ASSETS         OF         TOTAL ASSETS(1)      OF       TOTAL ASSETS
NAME                     ACCOUNTS    ($ MILLIONS)     ACCOUNTS       ($ MILLIONS)     ACCOUNTS     ($ MILLIONS)
--------------------------------------------------------------------------------------------------------------------
David Winton Harding         -            $-             51(1)           $26,437(1)     9(1)         $1,190(1)


(1) Includes 5 accounts with assets under advisement of approximately $1,120 million that are subject to performance-based advisory fees.

CONFLICTS OF INTERESTS. A potential conflict of interest may arise as a result of Winton Group's provision of advisory services to Other Accounts. Other Accounts may pay higher management fees and/or performance fees than the Fund, and this could create an incentive for Winton Group to favor such funds in the allocation of investment opportunities.

Winton Group has implemented procedures that are designed to ensure that investment opportunities are allocated in a manner that: (i) treats all of its clients fairly and equitably; (ii) prevents conflict regarding allocation of investment opportunities among its clients; and (iii) complies with applicable regulatory requirements. For example, Winton Group uses an allocation algorithm designed to allocate all filled orders ratably based on a defined allocation procedure. Notwithstanding the foregoing, an aggregated order may be allocated on a different basis under certain circumstances depending on factors which include, but are not limited to, available cash, liquidity requirements, risk parameters and legal and/or regulatory requirements.

Winton Group and its investment personnel may hold investments in Other Accounts. This may create an incentive for Winton Group and its investment personnel to take investment actions based on those investment interests which might diverge, in some cases, from the interests of other clients or favor or disfavor certain funds over other funds. Any potential conflict that arises from these circumstances is mitigated by several factors, including: (i) the requirement that any material changes to Winton Group's investment system must be tested, reviewed and approved by Winton Group's investment management meeting; (ii) the fact that Winton Group's investment system is designed to achieve long-term capital appreciation as opposed to short-term profits; and
(iii) the fact that most of Winton Group's investments are made in accordance with the signals produced by its investment system.

Certain broker-dealers that Winton Group may use to execute Fund transactions are also clients of Winton Group and/or may refer clients to Winton Group, which creates potential conflicts of interest. These conflicts are addressed by the fact that Winton Group adheres to a policy that prohibits Winton from considering any factor other than best execution for its clients when Winton Group executes client transactions.

(a)(3) Compensation Structure of Fund Management Team

Compensation for Mr. Harding comprises a fixed salary. Compensation is assessed in accordance with a remuneration policy (designed to support key business strategies without creating incentives for undue risk-taking) and is subject to approval by a remuneration committee chaired by the chairman of Winton Group.

(a)(4) Disclosure of Securities Ownership

The Fund is required to show the dollar amount range of Mr. Harding's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act"). As of the date this filing, Mr. Harding did not beneficially own shares of the Fund.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

Item 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

                                   SIGNATURES

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                               Winton Diversified Opportunities Fund


By (Signature and Title)                   /s/ Michael Beattie
                                           -------------------------------------
                                           Michael Beattie
                                           President
Date: January 3, 2018


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                   /s/ Michael Beattie
                                           -------------------------------------
                                           Michael Beattie
                                           President
Date: January 3, 2018


By (Signature and Title)                   /s/ Stephen Connors
                                           -------------------------------------
                                           Stephen Connors
                                           Treasurer, Controller and
                                           Chief Financial Officer
Date: January 3, 2018